PROSPECTUS

ICON SECTOR FUNDS

JANUARY 22, 2015

(AS AMENDED EFFECTIVE SEPTEMBER 25, 2015)

	CLASS A	CLASS C	CLASS S

ICON CONSUMER DISCRETIONARY FUND	ICCAX	N/A	ICCCX

ICON CONSUMER STAPLES FUND	ICRAX	N/A	ICLEX

ICON ENERGY FUND	ICEAX	ICEEX	ICENX

ICON FINANCIAL FUND	ICFAX	N/A	ICFSX

ICON HEALTHCARE FUND	ICHAX	N/A	ICHCX

ICON INDUSTRIALS FUND	ICIAX	N/A	ICTRX

ICON INFORMATION TECHNOLOGY FUND	ICTTX	N/A	ICTEX

ICON MATERIALS FUND	ICBAX	ICBCX	ICBMX

ICON UTILITIES FUND	ICTVX	N/A	ICTUX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether the information in this Prospectus is accurate or complete.

Any representation to the contrary is a criminal offense.

1-800-764-0442    •    www.iconfunds.com

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •     www.iconfunds.com

FUND SUMMARIES

ICON CONSUMER DISCRETIONARY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.51%		0.46%
Total Annual Fund Operating Expenses	1.76%		1.46%
Expense Reimbursements	0.00%		0.00%
Total Annual Fund Operating Expenses[1]	1.76%		1.46%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$838	$1,098	$1,474	$2,530
Class S	$149	$462	$798	$1,747

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202.10% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel

2	FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2009 21.53%        Worst Quarter: Q4 2008 -30.32%

FUND SUMMARIES — CONSUMER DISCRETIONARY FUND	3

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Consumer Discretionary Fund Class S	7/9/1997
Return Before Taxes		6.71%	19.05%	7.71%	6.29%
Return After Taxes on Distributions		2.44%	18.08%	5.97%	5.56%
Return After Taxes on Distributions and Sale of Fund Shares		5.66%	15.33%	5.61%	5.11%
S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)		9.60%	21.36%	8.94%	8.83%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.14%
ICON Consumer Discretionary Fund Class A	9/30/2010	0.27%	N/A	N/A	17.32%
S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)		9.60%	N/A	N/A	21.80%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Snyder is the Portfolio Manager. Mr. Snyder began managing the Fund in January 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	FUND SUMMARIES — CONSUMER DISCRETIONARY FUND

ICON CONSUMER STAPLES FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.76%		0.45%
Expense Recoupments[2]	0.03%		-
Total Annual Fund Operating Expenses	2.04%		1.45%
Expense Reimbursements[2]	(0.29)%		0.00%
Total Annual Fund Operating Expenses[1]	1.75%		1.45%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

**	Amount less than 0.00%

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	During the year ended September 30, 2014, ICON Advisers waived $7,693 and recouped $828 of Class A expenses. At September 30, 2014, ICON Advisers was recouping Class A expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,151	$1,585	$2,785
Class S	$148	$459	$793	$1,736

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.38% of the average value of its whole portfolio.

FUND SUMMARIES — CONSUMER STAPLES FUND	5

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2009 24.46%        Worst Quarter: Q4 2008 -21.95%

6	FUND SUMMARIES — CONSUMER STAPLES FUND

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Consumer Staples Fund Class S	5/9/1997
Return Before Taxes		15.08%	14.19%	6.02%	8.93%
Return After Taxes on Distributions		7.51%	11.96%	4.05%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares		14.18%	11.30%	4.50%	7.03%
S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)		16.52%	16.48%	10.97%	8.41%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.68%
ICON Consumer Staples Fund Class A	9/30/2010	8.20%	N/A	N/A	13.26%
S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)		16.52%	N/A	N/A	17.56%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  The Fund is team managed by the ICON Investment Committee since September 25, 2015.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES — CONSUMER STAPLES FUND	7

ICON ENERGY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	1.00%	None
Redemption Fee ($15 fee for wire redemptions only)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.00%
Other Expenses	0.30%		0.38%	0.29%
Total Annual Fund Operating Expenses[1]	1.55%		2.38%	1.28%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$818	$1,037	$1,372	$2,315
Class C	$341	$742	$1,270	$2,716
Class S	$130	$405	$701	$1,544

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$241	$742	$1,270	$2,716

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.79% of the average value of its whole portfolio.

8	FUND SUMMARIES — ENERGY FUND

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2005 25.18%        Worst Quarter: Q3 2008 -27.10%

FUND SUMMARIES — ENERGY FUND	9

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Energy Fund Class S	11/5/1997
Return Before Taxes		-22.43%	2.74%	7.23%	10.04%
Return After Taxes on Distributions		-26.36%	1.33%	5.29%	8.68%
Return After Taxes on Distributions and Sale of Fund Shares		-9.49%	2.21%	6.33%	8.83%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		-9.16%	8.44%	9.43%	8.77%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	6.95%
ICON Energy Fund Class A	9/30/2010	-27.06%	N/A	N/A	2.23%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		-9.16%	N/A	N/A	10.10%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%
ICON Energy Fund Class C	9/30/2010	-24.27%	N/A	N/A	2.85%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		-9.16%	N/A	N/A	10.10%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson is the Portfolio Manager. He has managed the Fund since May 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	FUND SUMMARIES — ENERGY FUND

ICON FINANCIAL FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Acquired Fund Fees & Expenses	0.10%		0.10%
Other Expenses	0.97%		0.64%
Expense Recoupments[2]	0.13%		-
Total Annual Fund Operating Expenses	2.45%		1.74%
Expense Reimbursements[2]	(0.70)%		(0.24)%
Total Annual Fund Operating Expenses[1]	1.75%		1.50%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]

During the year ended September 30, 2014, ICON Advisers waived $5,985 and $23,714 and recouped $1,287 and $16,444 of Class A and Class S expenses, respectively. At September 30, 2014, ICON Advisers was recouping Class A and Class S expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,232	$1,746	$3,151
Class S	$153	$525	$922	$2,033

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.93% of the average value of its whole portfolio.

FUND SUMMARIES — FINANCIAL FUND	11

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2009 30.35%        Worst Quarter: Q4 2008 -32.93%

12	FUND SUMMARIES — FINANCIAL FUND

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Financial Fund Class S	7/1/1997
Return Before Taxes		8.00%	9.10%	-1.35%	4.13%
Return After Taxes on Distributions		8.00%	8.93%	-1.92%	2.79%
Return After Taxes on Distributions and Sale of Fund Shares		4.53%	7.20%	-0.73%	3.12%
S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)		14.89%	13.53%	0.73%	4.53%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.25%
ICON Financial Fund Class A	9/30/2010	1.57%	N/A	N/A	9.30%
S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)		14.89%	N/A	N/A	15.61%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson is the Portfolio Manager. He has managed the Fund since January 2003.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES — FINANCIAL FUND	13

ICON HEALTHCARE FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.37%		0.36%
Total Annual Fund Operating Expenses	1.62%		1.36%
Expense Reimbursements	0.00%		0.00%
Total Annual Fund Operating Expenses[1]	1.62%		1.36%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$824	$1,057	$1,406	$2,387
Class S	$138	$431	$745	$1,636

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187.85% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools &

14	FUND SUMMARIES — HEALTHCARE FUND

Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q1 2013 14.47%        Worst Quarter: Q1 2008 -16.93%

FUND SUMMARIES — HEALTHCARE FUND	15

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Healthcare Fund Class S	2/24/1997
Return Before Taxes		24.97%	19.49%	9.45%	11.23%
Return After Taxes on Distributions		15.54%	15.87%	7.45%	9.09%
Return After Taxes on Distributions and Sale of Fund Shares		17.10%	14.79%	7.22%	8.68%
S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)		24.79%	19.84%	10.95%	9.79%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.71%
ICON Healthcare Fund Class A	9/30/2010	17.35%	N/A	N/A	21.99%
S&P 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)		24.79%	N/A	N/A	23.53%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Scott Snyder is the Portfolio Manager. Mr. Snyder has been managing the Fund since January 2013.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	FUND SUMMARIES — HEALTHCARE FUND

ICON INDUSTRIALS FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.60%		0.41%
Expense Recoupments[2]	0.17%		-
Total Annual Fund Operating Expenses	2.02%		1.41%
Expense Reimbursements[2]	(0.27)%		0.00%
Total Annual Fund Operating Expenses[1]	1.75%		1.41%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	During the year ended September 30, 2014, ICON Advisers waived $1,798 and recouped $1,152 of Class A expenses. At September 30, 2014, ICON Advisers was recouping Class A expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,147	$1,577	$2,767
Class S	$144	$447	$772	$1,691

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.09% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment

FUND SUMMARIES — INDUSTRIALS FUND	17

purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q2 2009 19.64%        Worst Quarter: Q4 2008 -25.81%

18	FUND SUMMARIES — INDUSTRIALS FUND

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Industrials Fund Class S	5/9/1997
Return Before Taxes		7.46%	14.04%	6.23%	5.67%
Return After Taxes on Distributions		7.45%	13.90%	5.17%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares		4.23%	11.31%	4.87%	4.34%
S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)		8.48%	17.61%	8.31%	8.16%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.68%
ICON Industrials Fund Class A	9/30/2010	0.91%	N/A	N/A	11.25%
S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)		8.48%	N/A	N/A	17.67%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  The Fund is team managed by the ICON Investment Committee since September 25, 2015.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES — INDUSTRIALS FUND	19

ICON INFORMATION TECHNOLOGY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.57%		0.40%
Expense Recoupments[2]	0.12%		-
Total Annual Fund Operating Expenses	1.94%		1.40%
Expense Reimbursements[2]	(0.19)%		0.00%
Total Annual Fund Operating Expenses[1]	1.75%		1.40%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	During the year ended September 30, 2014, ICON Advisers waived $1,744 and recouped $1,095 of Class A expenses. At September 30, 2014, ICON Advisers was recouping Class A expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,133	$1,547	$2,697
Class S	$143	$444	$766	$1,680

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.88% of the average value of its whole portfolio.

20	FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2009 21.91%        Worst Quarter: Q4 2008 -26.59%

FUND SUMMARIES — INFORMATION TECHNOLOGY FUND	21

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Information Technology Fund Class S	2/19/1997
Return Before Taxes		15.21%	11.93%	4.91%	8.41%
Return After Taxes on Distributions		15.21%	11.93%	4.90%	7.06%
Return After Taxes on Distributions and Sale of Fund Shares		8.61%	9.54%	3.92%	6.75%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		18.95%	14.83%	8.91%	7.62%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		13.40%	15.86%	8.09%	7.21%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.68%
ICON Information Technology Fund Class A	9/30/2010	8.21%	N/A	N/A	13.01%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		18.95%	N/A	N/A	17.38%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		13.40%	N/A	N/A	17.70%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  The Fund is team managed by the ICON Investment Committee since September 25, 2015.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22	FUND SUMMARIES — INFORMATION TECHNOLOGY FUND

ICON MATERIALS FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	1.00%	None
Redemption Fee ($15 fee for wire redemptions only)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.00%
Other Expenses	0.36%		2.17%	0.36%
Expense Recoupments[2]	0.11%		-	-
Total Annual Fund Operating Expenses	1.72%		4.17%	1.36%
Expense Reimbursements[2]	0.00%		(1.67)%	0.00%
Total Annual Fund Operating Expenses[1]	1.72%		2.50%	1.36%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	During the year ended September 30, 2014, ICON Advisers recouped $6,048 of Class A expenses. At September 30, 2014, ICON Advisers was recouping Class A expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$834	$1,086	$1,455	$2,489
Class C	$353	$1,115	$1,991	$4,247
Class S	$138	$431	$745	$1,636

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$253	$1,115	$1,991	$4,247

FUND SUMMARIES — MATERIALS FUND	23

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.16% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q3 2009 21.66%        Worst Quarter: Q4 2008 -30.77%

24	FUND SUMMARIES — MATERIALS FUND

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Materials Fund Class S	5/5/1997
Return Before Taxes		0.86%	10.56%	8.26%	5.12%
Return After Taxes on Distributions		0.80%	10.42%	7.23%	4.40%
Return After Taxes on Distributions and Sale of Fund Shares		0.53%	8.42%	6.49%	3.97%
S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)		6.42%	12.01%	8.21%	7.21%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.64%
ICON Materials Fund Class A	9/30/2010	-5.20%	N/A	N/A	8.38%
S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)		6.42%	N/A	N/A	13.13%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%
ICON Materials Fund Class C	9/30/2010	-1.28%	N/A	N/A	9.07%
S&P 1500 Materials Index (reflects no deduction for fees, expenses, or taxes)		6.42%	N/A	N/A	13.13%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Zach Jonson is the Portfolio Manager and has managed the Fund since January 2007.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARIES — MATERIALS FUND	25

ICON UTILITIES FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 38 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	None
Redemption Fee ($15 fee for wire redemptions only)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%
Other Expenses	0.56%		0.51%
Expense Recoupments[2]	-		0.01%
Total Annual Fund Operating Expenses	1.81%		1.52%
Expense Reimbursements[2]	(0.06)%		(0.02)%
Total Annual Fund Operating Expenses[1]	1.75%		1.50%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2017 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	During the year ended September 30, 2014, ICON Advisers waived $6,592 and recouped $2,254 of Class S expenses. At September 30, 2014, ICON Advisers was waiving Class A and Class S expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$837	$1,107	$1,495	$2,576
Class S	$153	$479	$827	$1,811

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106.99% of the average value of its whole portfolio.

26	FUND SUMMARIES — UTILITIES FUND

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S

Best Quarter: Q1 2013 14.55%        Worst Quarter: Q3 2008 -13.98%

FUND SUMMARIES — UTILITIES FUND	27

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Utilities Fund Class S	7/9/1997
Return Before Taxes		23.47%	12.23%	8.59%	8.58%
Return After Taxes on Distributions		22.58%	11.55%	7.35%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares		13.92%	9.78%	6.82%	5.88%
S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		27.44%	13.81%	9.91%	8.56%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	15.62%	7.90%	7.14%
ICON Utilities Fund Class A	9/30/2010	16.06%	N/A	N/A	11.36%
S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		27.44%	N/A	N/A	15.10%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		13.08%	N/A	N/A	17.34%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Derek Rollingson is the Portfolio Manager and has managed the Fund since March 2014.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income, if any, generally on a quarterly basis and to distribute all or a portion of any net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

28	FUND SUMMARIES — UTILITIES FUND

MORE ABOUT FUND SUMMARIES

The Funds’ investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described in each “Fund Summaries” section of the Prospectus. Additional information about the Funds’ investment strategies and associated risks are described in the “More About Investment Strategies and Risks” section of the Prospectus.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund’s historical performance against unmanaged securities market indexes. Each index shown accounts for both change in security price and reinvestment of dividends and distributions (except as noted below for the Consumer Discretionary Fund and the Industrials Fund) but does not reflect the impact of taxes and does not reflect the costs of managing a mutual fund. The Funds’ portfolios may differ significantly in holdings and composition from the indexes. You may not invest directly in these indexes.

•

The unmanaged Standard & Poor’s (“S&P”) Composite 1500 Index (“S&P Composite 1500 Index”) is a broad based capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies.

•	The capitalization-weighted S&P 1500 Sector and Industry Indexes are based on specific classifications determined by S&P.

•	The unmanaged NASDAQ Composite (“NASDAQ”) Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small-Cap stocks.

•

Total returns for the S&P 1500 Consumer Discretionary Index and the S&P 1500 Industrial Index include the reinvestment of dividends and capital gain distributions beginning on January 1, 2002. Index returns with reinvested dividends and distributions are unavailable prior to that date.

FactSet Research Systems, Inc. (“FactSet”) is the source for the index returns included in this Prospectus.

MORE ABOUT FUND SUMMARIES	29

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.

Overall Investment Strategy for the ICON Sector Funds

ICON Advisers, Inc. (“ICON” or “ICON Advisers”), the Funds’ investment adviser, uses a disciplined methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Industry rotation distinguishes us from other investment managers.

The ICON valuation methodology is rooted in the fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help us calculate the intrinsic value of a company. We rely on the integrity of the financial statements released to the market as a part of our analysis.

We use these fundamentals to analyze hundreds of companies included in approximately 150 separate industries, that change over time, and ten basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. We then compare our valuation of a security to its current market price to arrive at a “value-to-price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries.

We believe that the market goes through themes over time. Themes are defined simply: stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We sell securities in industries we believe are overpriced and buy securities in industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization.

We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders.

In addition to identifying industries over- or underpriced relative to the broad market, we may factor in relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a period of time.

Multi-Cap Approach

Many investment managers characterize their style as falling into one of six style boxes: by a company’s market capitalization (small-cap, mid-cap, or large-cap) and by style (either value, blend or growth). The ICON Funds impose no limits or restrictions on the market capitalization of its investments. The ICON Funds have the freedom to invest in small-, mid-, and large-size companies because we believe stocks migrate through the grid over time.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of the Funds’ portfolio securities is available at www.iconfunds.com and in the Funds’ SAI.

Other Portfolio Investments and Strategies

Foreign Securities.  The Funds may invest up to 20% of their net assets in foreign-traded securities. Foreign securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs.  The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, “ADRs”). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities,

30	MORE ABOUT INVESTMENT STRATEGIES AND RISKS

including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of 20% limit stated above under foreign securities.

Fixed-Income Securities.  While the Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment-grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees (“Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Funds’ purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives.  A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, forwards contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, foreign time deposits, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover.  The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Securities Lending.  The Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. When a Fund lends its securities, it receives collateral (including cash collateral) at least equal to the amount of securities loaned. The collateral is then invested in securities approved by the Funds. There are various risks in the process of securities lending. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the securities or gaining access to the collateral. There is the risk that the value of the collateral could decrease below the

MORE ABOUT INVESTMENT STRATEGIES AND RISKS	31

value of the replacement security by the time the replacement investment is made. There is the risk that the value of the collateral invested may lose money. In short, as a result of securities lending, the Fund may lose money thereby reducing returns and decreasing performance.

More About Risk

These Funds are mutual funds — pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they do not offer guaranteed results. As with any mutual fund, there is always the risk that you may lose all or a portion of the money on your investment in a Fund.

An investment in the Funds is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The Funds’ investments are subject to changes in their value from a number of factors, including:

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Funds may overweight industries within various sectors. The fact that a Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those industries or sectors. This overweighting means a Fund may be less diverse and more volatile than its benchmark.

Volatility Risk.  Volatility risk is the risk that a specific security price will increase or decrease by greater increments than the general market. Equity sector funds are generally more volatile than diversified equity funds. Sector funds can vary widely in volatility depending on the diversity and volatility of the industries and stocks in which they invest. A fund’s volatility risk can also be impacted by the correlation among price movements of the industries and stocks held. Potential for greater volatility in sector funds may also exist if concentrated stock and/or industry positions are taken.

Company Risk.  The securities in the Funds’ portfolios may not perform as expected. Factors that can negatively affect a particular security’s price include poor earnings reports by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk.  There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

Risk of Fixed-Income Investments.  The Funds’ investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  When interest rates change, the value of a Fund’s fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security will decline because investors may demand a higher rate of return.

32	MORE ABOUT INVESTMENT STRATEGIES AND RISKS

THE FUNDS’ INVESTMENT MANAGER

Management and Administrative Fees

ICON Advisers, Inc. serves as investment adviser to each Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business. ICON’s corporate offices are located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111.

ICON has been registered as an investment adviser since 1991. ICON also serves as investment adviser to mutual fund allocation portfolios invested in the Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2014, ICON Advisers had $2.5 billion in total assets under management. Assets under management include mutual fund assets of approximately $1.3 billion and assets in mutual fund allocation portfolios and subadvisory relationships of approximately $0.4 billion that invest in and are already included in the ICON Funds’ mutual fund assets. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

The Funds are managed using ICON’s valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been Chair of ICON’s Investment Committee since 1991 and served as ICON’s Chief Investment Officer until January 2005.

ICON receives a management fee for managing each Fund’s investments. For the fiscal year ended September 30, 2014, each Fund paid a management fee computed and accrued daily and paid monthly at an annual rate as follows:

1.00% on the first $500 million

0.950% on the next $250 million

0.925% on the next $750 million

0.900% on the next $3.5 billion

0.875% on assets over $5 billion

ICON also provides administrative services to the Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.05% on the first $1.5 billion of ICON Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.04% on the next $2 billion of such assets and 0.030% on such assets over $5 billion.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Funds’ Annual Report to shareholders for the fiscal year ended September 30, 2014.

As discussed in each Fund Summary, ICON Advisers has contractually agreed to waive expenses for certain funds/classes. As of September 30, 2014, the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017
ICON Consumer Discretionary Fund	1,981	1,881	5,663
ICON Consumer Staples Fund	5,954	3,344	11,844
ICON Financial Fund	2,094	7,072	33,291
ICON Healthcare Fund	3,689	3,191	7,400
ICON Industrials Fund	2,939	4,711	7,089
ICON Information Technology Fund	3,947	5,822	7,936
ICON Materials Fund	3,469	3,018	8,051
ICON Utilities Fund	5,758	25,930	9,172

THE FUNDS’ INVESTMENT MANAGER	33

Portfolio Managers

The primary Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Consumer Discretionary Fund	Scott Snyder, CFA	January 2014
ICON Consumer Staples Fund	ICON Investment Committee	Since September 2015
ICON Energy Fund	Derek Rollingson	Since May 2007
ICON Financial Fund	Derek Rollingson	Since January 2003
ICON Healthcare Fund	Scott Snyder, CFA	Since January 2013
ICON Industrials Fund	ICON Investment Committee	Since September 2015
ICON Information Technology Fund	ICON Investment Committee	Since September 2015
ICON Materials Fund	Zach Jonson, CFA	Since January 2007
ICON Utilities Fund	Derek Rollingson	Since March 2014

Zach Jonson, CFA, joined ICON in 2003 as a Reconciliation and Performance Specialist. He became a Research Analyst in 2006 and was promoted to a junior member and subsequently, a member of the Investment Committee as a Portfolio Manager in 2007. In 2012, Mr. Jonson was appointed Director of Fund Management. Mr. Jonson received a bachelor of arts degree in economics from the University of Colorado and an MBA from the University of Denver.

Derek Rollingson joined ICON in 2000 as a junior member of the Investment Committee. In 2003, he was promoted to Portfolio Manager. In 2012, Mr. Rollingson was appointed the Director of Portfolio Management. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000.

Scott Snyder, CFA, joined ICON in 2004 as a Research Analyst. In 2005, he was promoted to the Investment Committee and a Portfolio Manager. Previously, he was employed by FactSet as a portfolio analytics specialist from 2003-2004 and as a senior consultant from 2001-2003. Mr. Snyder received his bachelor of science degree in finance from Arizona State University and a MBA from the University of Denver.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee members and their personal ownership of the ICON Funds.

Investment Committee Members

ICON’s Investment Committee includes members who are responsible for managing mutual fund assets. Each Fund is team-managed in that individual Portfolio Managers have responsibility for evaluating their respective sectors and countries and identifying themes and industries within their assigned sectors or countries based on value-to-price ratios and relative strength metrics, the core of the ICON system. However, the day-to-day management of the Fund’s portfolio is system-based and continuously monitored by the Portfolio Manager assigned to the relevant sector, country or Fund except the ICON Consumer Staples, Industrials and Information Technology Funds which are team managed. The Portfolio Manager assigned to a Fund has the discretion to invest in and determine the amount of the various sectors within the Fund and the securities within the sector.

In addition to the portfolio managers, the ICON Investment Committee includes the following members:

Craig Callahan is the company Founder, Chief Executive Officer, President and Chairman of the Investment Committee of ICON Advisers, Inc. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer.

Donovan “Jerry” Paul, CFA, joined ICON in July 2013 as a Portfolio Manager. Mr. Paul is Senior Vice President of Fixed Income. Before joining ICON was a senior vice president, director of fixed-income research and portfolio manager of INVESCO Funds Group (1994 – 2001), founder and managing partner of Quixote Capital Management, LLC, (2002 – 2009), partner of Essential Investment Partners, LLC, (2009 – 2011) and Senior Vice President Western Alliance Bancorporation (2012). He holds an MBA from the University of Northern lowa and BBA from the University of lowa. He holds FINRA Series 7 and 63 registrations.

34	THE FUNDS’ INVESTMENT MANAGER

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV is calculated by dividing the total net assets of each Fund by the total number of shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. If market quotations are not readily available or are unreliable, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the “Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, except in extraordinary events, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

YOUR SHARE PRICE	35

ABOUT YOUR INVESTMENT

INVESTING IN THE ICON FUNDS

Policy Regarding Excessive Short-term Trading and Market Timing

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investing opportunities;

•	Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•	Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets from subscriptions and/or redemptions move in and out;

•	Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to excessively trade the Funds in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

Funds that focus investments on specific sectors are subject to an increased risk of short-term trading. The Board has adopted and ICON has implemented the following tools designed to discourage short-term trading in the Funds:

•	Shareholder trade activity monitoring;

•	Trading guidelines; and

•	Specific use of fair value pricing, including daily fair value of foreign securities outside of the Western Hemisphere.

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund. The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds.

Trade Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities. If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

36	INVESTING IN THE ICON FUNDS

Trading Guidelines

If a Fund, ICON, or one of its agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of ICON’s short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Fair Value Pricing

As discussed above, the Funds have fair value pricing procedures in place, including the daily fair valuation of certain foreign securities. The Funds’ Valuation Committee meets as necessary to value securities in appropriate circumstances. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

INVESTING IN THE ICON FUNDS	37

ABOUT YOUR INVESTMENT

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

Classes of Shares

Each Fund currently offers two: Class A and Class S shares. The ICON Energy and Materials Funds also offer Class C shares.

Class S shares of the Funds are offered, generally, to existing Class S shareholders, institutional investors, platform sales and affiliates of or directly through ICON and can be purchased by:

•	A bank, trust company or other type of depository institution;

•	An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•	A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

•	Other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare, or other employee benefit plans (“Eligible Benefit Plan”).

•	Shares purchased by investment representatives through fee-based investment products or accounts.

ICON reserves the right to change or waive the investment criteria for Class S shares.

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully.

Sales Charges

The following describes the sales charges and fees you will pay as an investor in Class A and Class C shares offered by the ICON Funds:

Class A

Class A shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge for each Fund is as follows:

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Dealer Commission as a % of Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.60%
$750,000 but less than $1 million	1.50%	1.52%	1.20%
$1 million and above	0.00%	0.00%	1.00%	[1]

[1]

If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, ICON Distributors, Inc. compensates the financial intermediary from its own resources. See the SAI for details. However, if you redeem these shares within one year after purchase, you may be charged a contingent deferred sales charge of 1.00%. Such contingent deferred sales charges may be waived.

The sales charge, expressed as a percentage of the offering price of your investment, may be higher or lower than the percentages described in the table due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal

38	CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1.00% charge, described below, due to rounding. Except as provided under “Contingent Deferred Sales Charge Waivers” below, investments in Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge if shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost of shares being sold.

There are several ways to reduce or eliminate your sales charges.

Contact your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform your investment professional of the existence of other accounts, or any other facts and circumstances that may be relevant to qualifying for any of these programs and to provide your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs. You should provide information and records to your investment professional or any other financial intermediary regarding shares of ICON Funds held in all accounts by you and/or members of your immediate family.

Purchases Not Subject to Sales Charges on Class A Shares

The following purchases are not subject to any initial or contingent deferred sales charges, if the Funds are notified of the nature of the investment:

•	shares purchased by investment representatives through fee-based investment products or accounts or by investors through an Eligible Benefit Plan.

•

shares purchased through financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

•	other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare or other employee benefit plans.

The Distributor may pay dealers up to 1% on investments made in Class A with no initial sales charge.

The Funds may reimburse the Distributor for these payments through the Funds’ distribution plan.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell the Funds and employees of ICON Advisers and affiliates. Please see the SAI for more information.

Initial Sales Charge Reductions on Class A Shares

You may qualify for reduced initial sales charges under the privileges set forth below. You may combine your Class A investments with the Class A investments of your spouse, children under the age of 21 and grandchildren under the age of 21 (“family members”) to qualify for such privileges.

•

Letter of Intent.  You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. At your request, purchases made during the previous 90 days may be included in calculating this amount. Generally, 5% of shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges. Appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases.

•	Concurrent Purchases. You may combine simultaneous purchases of Class A shares of two or more ICON Funds to qualify for reduced sales charges.

•

Rights of Accumulation.  When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added Class A investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the Class A shares you already own will be calculated by using the higher of the current value or the original investment amount less any withdrawals. If you make a gift of shares, upon your request, you may purchase the Class A shares at the sales charge reduction allowed under rights of accumulation. Only Class A share balances currently held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS	39

added to your current purchase for purposes of determining your Class A sales charge. Class A shares held through other financial services firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of ICON Funds Class A share investments held by the members of your immediate family including the value of ICON Funds Class A share investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such Class A balances also currently held in an account through a financial services firm through whom you are making your current purchase. However, the value of ICON Funds Class A investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

•

Aggregating Accounts.  Class A share investments made by you and your family members may be aggregated to receive a reduced sales charge if made for your own account(s) and/or certain other accounts, such as

•

trust accounts established by the above individuals (however if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts or the primary beneficiary of the trust);

•	solely controlled business accounts;

•	single participant plans

Repurchasing Fund Class A Shares

You may apply proceeds from redeeming Class A shares of the Funds to repurchase Class A shares of any ICON Funds without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify ICON Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 90 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of repurchase.

Class C

Sales Charges (Load)	No front-end sales charge. A contingent deferred sales charge (CDSC) of 1.00% may be imposed on shares redeemed within one year after purchase. The contingent deferred sales charge is based on the original purchase cost.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, any shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

•

Permitted exchanges of Class A for a Class A share or Class C for a Class C share, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

•	Tax-free returns of excess contributions to IRAs;

•	Redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

•	Redemptions from individual employee benefit plan participants provided that the employee benefit plan does not redeem;

The contingent deferred sales charge on Class A shares may also be waived in the following cases:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70  1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

40	CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

•

Redemptions through a systematic withdrawal plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

The contingent deferred sales charge on Class C shares may be waived in the following types of transaction, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70  1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

You may obtain more information about sales charge reductions and waivers by going to www.iconfunds.com from the Statement of Additional Information or your financial adviser.

You may be able to exchange your shares to a different share class of the same Fund if it has a lower expense ratio provided certain conditions are met. This exchange feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Distributor specific for this purpose. In such an instance, your shares may be exchanged under certain circumstances. Class C shares may not be eligible for exchange until the CDSC period has expired; please contact your financial intermediary regarding the tax consequences of any exchange and for additional information and restrictions. Not all share classes are available through all intermediaries.

Rule 12b-1 Fees

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•	placing your orders;

•	providing investment advice, research and other advisory services;

•	handling correspondence for individual accounts; and

•	issuing shareholder statements and reports.

Revenue Sharing

The Distributor and ICON Advisers, at their own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON Funds, providing the ICON Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS	41

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub-transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

Sub-Transfer Agency Fees

Boston Financial Data Services, Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing Agents receiving such fees may also receive 12b-1 fees.

42	CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

ABOUT YOUR INVESTMENT

OPENING AN ACCOUNT

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a single owner. Joint tenant accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gift to Minors Act or Uniform Transfer to Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as an UGMA or UTMA.

Trust

A trust needs to be effective before this type of account can be established. A copy of the first and last page of the Trust Agreement must be provided.

Corporation or Other Entity

A corporation or entity may own an account. Please attach a certified copy of the articles of incorporation showing the person(s) authorized to act on this account.

Retirement Accounts

You may set up the following retirement and similar accounts:

Traditional and Roth IRA

Both types of IRAs allow most individuals with earned income up to a specified maximum amount to contribute a specified amount annually.

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) generally retain their tax advantages when rolled over to an IRA within 60 days of receipt. You need to complete a Transfer, Direct Rollover and Conversion Form to move retirement assets to a Fund IRA.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees’ IRAs with minimal reporting and disclosure requirements.

SIMPLE (Savings Incentive Match Plan for Employees of Small Employers)

This type of account allows small businesses that do not currently have another retirement plan to offer an IRA that is simple to form and administer.

Coverdell Education Savings Account (formerly Education IRA)

This type of account allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are not subject to income tax if used for qualified education expenses.

OPENING AN ACCOUNT	43

Each year you will be charged a $15 custodial fee per Social Security number that holds any IRA accounts. This fee may be changed upon 30 days notice.

Profit-Sharing Plan and Money Purchase Pension Plan

Each of these types of retirement plans allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(k) Plan

This type of retirement plan allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

403(b) Accounts

403(b) accounts must be purchased through registered representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

For All Accounts

We recommend that you consult your tax adviser regarding the particular tax rules and consequences of any investment option and account type.

Please be advised that under the laws of certain states, your property may be transferred (escheated) to the state if no activity occurs in your account for a period specified by state law.

Minimum Initial Investments

To open a Fund account, please enclose a check payable to “ICON Funds” for:

•	$1,000 minimum per Fund

•	No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and may have different investment procedures. For significant investments, contact ICON Advisers at 1-800-828-4881.

Minimum Additional Investments

•	In general, $100 per Fund for additional investments

•	In general, $100 per Fund for Automatic Investment Plan payments

44	OPENING AN ACCOUNT

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ABOUT YOUR INVESTMENT

DOING BUSINESS WITH THE ICON FUNDS

To purchase Class A shares, your purchase must be made through registered representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

How to Open an Account
By Phone 1-800-764-0442

If you have an existing account with us that has telephone exchange privileges, you can call to open an account in another ICON Fund by exchange. The names and registrations need to be identical on both accounts.

Otherwise, you must complete a New Account Application and send it with your investment check. The Funds do not accept third-party checks or money orders.

We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money orders, treasury checks, credit card checks, starter checks or traveler’s checks.

By Mail: ICON Funds P.O. Box 55452 Boston, MA 02205-8165 Overnight: ICON Funds 30 Dan Road Canton, MA 02021-2809

Complete the proper application which you can request by calling 1-800-764-0442 or by visiting www.iconfunds.com. Make your check payable to “ICON Funds.” We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money orders, treasury checks, credit card checks, starter checks or traveler’s checks.

By Wire	Complete and mail the proper application. Call ICON Funds at 1-800-764-0442 to obtain your account number, then wire your funds.

Through Our Website www.iconfunds.com	Download, complete and mail a signed printout of the proper application with your investment check.

Through Automatic Investment Plans	Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

46	DOING BUSINESS WITH THE ICON FUND

How to Add to an Account	How to Redeem Shares	How to Exchange Shares
Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House members may be used for telephone transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after an account is established for Electronic Funds Transfer to be available.	We can generally send proceeds only to the address or bank of record. Minimum redemption — $100; $1,000 minimum for redemptions by wire. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed is $50,000 per social security number.	If you have telephone exchange privileges, you may exchange from one ICON Fund to another. The names and registrations need to be identical on both accounts.

Make your check payable to “ICON Funds.” Enclose a purchase stub (from your most recent confirmation or statement); if you do not have one, write the Fund name and your account number on the check. For IRAs, please state the contribution year.

The Funds do not accept cash equivalents except for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

	In a letter, please tell us the number of shares or dollars you wish to redeem, the name(s) of the account owner(s), the Fund and account number. All account owners need to sign the request exactly as their names appear on the account. We can send proceeds to the address or bank of record. A Medallion Guarantee is required for transactions greater than $50,000.	In a letter, include the name(s) of the account owner(s), the Fund and account number you wish to exchange from, the dollar or share amount, and the account you wish to exchange into. All account owners need to sign the request exactly as their names appear on the account.

Wire funds to:

State Street Bank and Trust Company

ABA#011000028

Attn: Custody

DDA# 99056673

225 Franklin St., Boston, MA 02110

Credit: Name of ICON Fund

Further Credit: Shareholder name and account number

	$1,000 minimum. Monies are usually received the business day after you sell. Unless otherwise specified, we will deduct the $15 wire redemption fee from your redemption proceeds.	Not applicable.

Not available.	Not available.	Not available.

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.	Systematic Withdrawal Plan permits you to receive a fixed sum on a periodic basis. Payments may be sent electronically to your bank of record or to you in check form.	Fund-to-Fund Investment Plan allows you to automatically exchange a fixed dollar amount from one Fund to purchase shares in another Fund.

DOING BUSINESS WITH THE ICON FUND	47

ABOUT YOUR INVESTMENT

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares recently purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to 12 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

UGMA/UTMA Accounts

If requesting a redemption in writing, a letter of instruction needs to be signed by the custodian on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate redemption or withdrawal form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee’s name is not in the account registration, you will need to provide a signature guarantee or Certificate of Incumbency dated within the past 6 months.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

In an effort to protect your account, we generally require a signature guarantee by an eligible signature guarantor if you request:

•	to change account ownership

•	a redemption check made payable to anyone other than the shareholder(s) of record

•	a redemption check mailed to an address other than the address of record

•	a redemption check or wire sent to a bank other than the bank on file

•	a redemption check mailed to an address of record that has been changed within 30 days of your request

•	a redemption for $50,000 or more

•	to change bank account information on an account

We will accept a guarantee of your signature by a number of different types of financial institutions. Call us for additional information. Some institutions have transaction maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Please note that a notary public cannot provide a signature guarantee.

We reserve the right to require signature guarantee(s) on any redemption.

Redemption Proceeds

We can deliver redemption proceeds to you:

48	REDEEMING SHARES

By Check

Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee above). If you don’t specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct a $15 wire redemption fee from your redemption proceeds.

By Electronic Funds Transfer

Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemption exceeds the lesser of $250,000 or 1% of a Fund’s net assets in any 90-day period.

REDEEMING SHARES	49

ABOUT YOUR INVESTMENT

TRANSACTION POLICIES

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the ICON Funds’ Anti-Money Laundering Program. As requested on the application, please supply your full name, date of birth, Social Security number or other taxpayer identification, and permanent mailing address for all owners on the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. The transfer agent will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the transfer agent may employ additional verification methods or refuse to open your account. This information will also be verified when you change the physical address on your account. Mailing addresses containing a P.O. Box will be accepted only if accompanied by a permanent street address. If you do not supply the necessary information, the transfer agent may not be permitted to open your account. Please contact 1-800-764-0442 if you need additional assistance when completing your application.

If a Fund or the transfer agent does not have a reasonable belief as to the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction until such information is received. A Fund also reserves the right to close an account if clarifying information and documentation are not received.

The Funds accept investments only from U.S. shareholders who have a Social Security number or tax identification number; foreign investors are not accepted.

We can execute transaction requests only if they are in “good order.” Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures and medallion signature guarantees. There also must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the Funds until it meets these requirements.

You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

Transactions Conducted by Phone or Fax

The Funds, ICON, and their agents are not responsible for the authenticity of instructions received by phone or fax. By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, ICON, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Funds, or one of its service providers or intermediaries, may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

•	requiring personal identification prior to acting upon instructions

•	providing written confirmation of such transactions

•	recording telephone instructions

ICON will not accept account or trade instructions via e-mail.

ICON will only accept instructions via fax from broker dealers.

Effective Date of Transactions

Transaction requests received in good order prior to the close of the NYSE on a given business day will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the Funds’ transfer agent or other agents. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the

50	TRANSACTION POLICIES

NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the SEC, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and investment checks need to be drawn on U.S. banks. We cannot accept cash or cash equivalents. The Funds will accept cash equivalents for transfer of assets and rollovers from bank retirement accounts. Cash equivalents include but are not limited to cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

Returned Checks

If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Funds or its agents. There is a $25 fee for each returned check. If you are a current shareholder, shares may be redeemed from other accounts, if needed, to reimburse the Fund.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Taxpayer Identification Number

If you do not provide your Social Security or other taxpayer identification number when you open your account, federal law requires the Funds to withhold 28% of all dividends, capital gain distributions, redemption and exchange proceeds otherwise payable to you if you are an individual or other non-corporate shareholder. The Funds are also required to withhold 28% of all dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding. We also may refuse to sell shares to anyone not furnishing such a number, or may take such other action as deemed necessary, including redeeming some or all of the shareholder’s shares. In addition, a shareholder’s account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the shareholder’s taxpayer identification number on required reports.

Account Minimums

The Funds require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will decide whether to close an account based on our determination of what is best for the Funds. We will give you at least 60 days written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

•	reject any investment or exchange

•	cancel any purchase due to nonpayment or insufficient investor information

•	modify the conditions of purchase or sale at any time

•	waive or lower investment minimums or requirements

•	limit the amount that may be purchased

•	close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•	suspend the offering of shares

TRANSACTION POLICIES	51

ABOUT YOUR INVESTMENT

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442 from 8 a.m. and 5 p.m. Central time Monday through Friday.

24-Hour Account Information

•	By Phone: 1-800-764-0442. ICON’s automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

•	ICON Funds Website: By visiting www.iconfunds.com, you can view the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

52	FOR MORE INFORMATION ABOUT YOUR ACCOUNT

ABOUT YOUR INVESTMENT

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to generally make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Investment Plans above.

Electronic Funds Transfer Program

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are automated Clearing House members may be used for Electronic Funds Transfer transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after banking instructions are added to an account for Electronic Funds Transfer to be available.

Systematic Withdrawal Plan

Permits you to receive a fixed sum on a periodic basis. Withdrawals may be sent electronically to your bank or to you by check.

Householding

To keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to opt out of householding and begin to receive separate mailings, please call 1-800-764-0442 and we will begin individual delivery 30 days after your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

ESTABLISHING ADDITIONAL SERVICES	53

DIVIDENDS AND OTHER DISTRIBUTIONS

The Sector Funds, other than the ICON Utilities Fund, intend to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis each December. The ICON Utilities Fund generally intends to distribute all or a portion of net investment income, if any, on a quarterly basis and net capital gains, if any, generally on an annual basis. From time to time, the Funds may make additional distributions.

You have the option to reinvest income dividends and capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. The payment method for net short-term capital gain distributions is the same as you elect for dividends. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

54	DIVIDENDS AND OTHER DISTRIBUTIONS

TAXES

Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Pursuant to the American Taxpayer Relief Act of 2012, certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses thereon (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains. The American Taxpayer Relief Act of 2012 may reduce the rate applicable to long-term capital gains through at least 2013. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you redeem or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

TAXES	55

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned or lost on an investment in a Fund’s shares, assuming the reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP (PwC). PwC’s report and the Funds’ financial statements are included in the Funds’ 2014 Annual Report, which is available upon request and at www.iconfunds.com.

On July 23, 2015, the Board of Trustees (the “Board”) of the ICON Funds unanimously voted in favor of merging Class C shares into Class A shares of the ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, and ICON Utilities Fund effective September 25, 2015. The Class C shares of each of the Funds noted above will be closed.

56	FINANCIAL HIGHLIGHTS

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FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Consumer Discretionary Fund
Class S
Year ended September 30, 2014	$14.50	$(0.07)	$1.12	$1.05	$-	$-
Year ended September 30, 2013	11.82	(0.03)	2.73	2.70	(0.02)	-
Year ended September 30, 2012	8.79	0.03	3.00	3.03	-	-
Year ended September 30, 2011	7.92	(0.02)	0.89	0.87	-	-
Year ended September 30, 2010	6.83	(0.05)	1.42	1.37	(0.28)	-
Class C
Year ended September 30, 2014	14.05	(0.26)	1.09	0.83	-	-
Year ended September 30, 2013	11.57	(0.24)	2.72	2.48	-	-
Year ended September 30, 2012	8.72	(0.12)	2.97	2.85	-	-
Year ended September 30, 2011	7.92	(0.12)	0.92	0.80	-	-
Class A
Year ended September 30, 2014	14.25	(0.12)	1.11	0.99	-	-
Year ended September 30, 2013	11.65	(0.09)	2.69	2.60	-	-
Year ended September 30, 2012	8.75	(0.02)	2.92	2.90	-	-
Year ended September 30, 2011	7.92	(0.06)	0.89	0.83	-	-
ICON Consumer Staples Fund
Class S
Year ended September 30, 2014	11.18	0.11	1.31	1.42	(0.03)	(1.02)
Year ended September 30, 2013	10.20	0.21	0.98	1.19	(0.21)	-
Year ended September 30, 2012	8.61	0.14	1.69	1.83	(0.24)	-
Year ended September 30, 2011	8.08	0.10	0.52	0.62	(0.09)	-
Year ended September 30, 2010	7.32	0.08	0.76	0.84	(0.08)	-
Class C
Year ended September 30, 2014	11.02	(0.01)	1.29	1.28	-	(1.02)
Year ended September 30, 2013	10.06	0.08	0.99	1.07	(0.11)	-
Year ended September 30, 2012	8.53	0.05	1.66	1.71	(0.18)	-
Year ended September 30, 2011	8.08	0.04	0.50	0.54	(0.09)	-
Class A
Year ended September 30, 2014	11.23	0.07	1.32	1.39	(0.02)	(1.02)
Year ended September 30, 2013	10.24	0.14	1.03	1.17	(0.18)	-
Year ended September 30, 2012	8.68	0.11	1.68	1.79	(0.23)	-
Year ended September 30, 2011	8.08	0.11	0.58	0.69	(0.09)	-

58	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$-	$15.55	7.24%	$55,476	1.46%	1.46	%(b)	(0.47)%	(0.47)%	202.10%
(0.02)	14.50	22.91%	39,883	1.38%	1.38	%(b)	(0.21)%	(0.21)%	87.00%
-	11.82	34.47%	58,314	1.40%	1.40	%(b)	0.26%	0.26%	91.24%
-	8.79	10.98%	34,123	1.54%	1.54	%(b)	(0.23)%	(0.23)%	107.57%
(0.28)	7.92	20.61%	17,750	2.02%	2.02%		(0.62)%	(0.62)%	194.84%

-	14.88	5.91%	539	3.78%	2.74	%(b)	(2.80)%	(1.76)%	202.10%
-	14.05	21.43%	473	3.68%	2.75	%(b)	(2.74)%	(1.81)%	87.00%
-	11.57	32.68%	69	6.01%	2.75	%(b)	(4.42)%	(1.16)%	91.24%
-	8.72	10.10%	32	13.14%	2.75	%(b)	(11.73)%	(1.34)%	107.57%

-	15.24	6.95%	2,492	1.76%	1.76	%(b)	(0.80)%	(0.80)%	202.10%
-	14.25	22.42%	4,699	1.78%	1.78	%(b)	(0.66)%	(0.66)%	87.00%
-	11.65	33.03%	1,542	1.78%	1.78	%(b)	(0.20)%	(0.20)%	91.24%
-	8.75	10.48%	11	18.49%	1.98	%(b)	(17.17)%	(0.66)%	107.57%

(1.05)	11.55	13.32%	25,731	1.45%	1.45	%(b)	0.94%	0.94%	52.38%
(0.21)	11.18	11.75%	33,813	1.51%	1.51	%(b)	1.92%	1.92%	90.51%
(0.24)	10.20	21.50%	37,567	1.55%	1.51	%(b)	1.40%	1.44%	81.81%
(0.09)	8.61	7.64%	20,614	1.57%	1.50	%(b)	1.03%	1.10%	109.56%
(0.08)	8.08	11.56%	30,640	1.54%	1.54%		0.98%	0.98%	86.31%

(1.02)	11.28	12.17%	1,467	2.76%	2.50	%(b)	(0.38)%	(0.12)%	52.38%
(0.11)	11.02	10.69%	1,738	2.61%	2.50	%(b)	0.61%	0.72%	90.51%
(0.18)	10.06	20.26%	934	3.33%	2.51	%(b)	(0.35)%	0.47%	81.81%
(0.09)	8.53	6.65%	55	7.00%	2.50	%(b)	(4.09)%	0.41%	109.56%

(1.04)	11.58	12.99%	2,740	2.04%	1.75	%(b)	0.35%	0.64%	52.38%
(0.18)	11.23	11.52%	2,744	1.84%	1.75	%(b)	1.20%	1.29%	90.51%
(0.23)	10.24	20.94%	1,499	2.05%	1.77	%(b)	0.82%	1.10%	81.81%
(0.09)	8.68	8.52%	24	7.60%	1.75	%(b)	(4.60)%	1.25%	109.56%

FINANCIAL HIGHLIGHTS	59

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Energy Fund
Class S
Year ended September 30, 2014	$22.59	$0.11	$0.33	$0.44	$(0.06)	$(0.67)
Year ended September 30, 2013	19.18	0.18	3.51	3.69	(0.28)	-
Year ended September 30, 2012	16.64	0.16	2.93	3.09	(0.15)	(0.40)
Year ended September 30, 2011	16.69	0.16	-	0.16	(0.21)	-
Year ended September 30, 2010	16.92	0.21	(0.23)	(0.02)	(0.21)	-
Class C
Year ended September 30, 2014	22.21	(0.15)	0.35	0.20	-	(0.67)
Year ended September 30, 2013	18.87	(0.05)	3.48	3.43	(0.09)	-
Year ended September 30, 2012	16.47	(0.04)	2.88	2.84	(0.04)	(0.40)
Year ended September 30, 2011	16.69	(0.10)	0.09	(0.01)	(0.21)	-
Class A
Year ended September 30, 2014	22.50	0.04	0.35	0.39	(0.02)	(0.67)
Year ended September 30, 2013	19.12	0.11	3.51	3.62	(0.24)	-
Year ended September 30, 2012	16.59	0.11	2.91	3.02	(0.09)	(0.40)
Year ended September 30, 2011	16.69	0.08	0.03	0.11	(0.21)	-
ICON Financial Fund
Class S
Year ended September 30, 2014	7.47	- (c)	0.54	0.54	(0.18)	-
Year ended September 30, 2013	6.04	0.04	1.44	1.48	(0.05)	-
Year ended September 30, 2012	4.69	0.04	1.34	1.38	(0.03)	-
Year ended September 30, 2011	5.55	0.03	(0.87)	(0.84)	(0.02)	-
Year ended September 30, 2010	5.97	0.02	(0.32)	(0.30)	(0.12)	-
Class C
Year ended September 30, 2014	7.20	(0.07)	0.63	0.56	-	-
Year ended September 30, 2013	5.91	(0.03)	1.39	1.36	(0.07)	-
Year ended September 30, 2012	4.64	(0.02)	1.31	1.29	(0.02)	-
Year ended September 30, 2011	5.55	(0.02)	(0.87)	(0.89)	(0.02)	-
Class A
Year ended September 30, 2014	7.37	(0.02)	0.54	0.52	-	-
Year ended September 30, 2013	5.99	0.06	1.38	1.44	(0.06)	-
Year ended September 30, 2012	4.68	0.01	1.33	1.34	(0.03)	-
Year ended September 30, 2011	5.55	0.01	(0.86)	(0.85)	(0.02)	-

60	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$(0.73)	$22.30	1.92%	$615,541	1.28%	1.28	%(b)	0.46%	0.46%	96.79%
(0.28)	22.59	19.55%	659,581	1.29%	1.29	%(b)	0.85%	0.85%	88.16%
(0.55)	19.18	18.87%	567,054	1.23%	1.23	%(b)	0.87%	0.87%	74.41%
(0.21)	16.64	0.80%	556,393	1.20%	1.20	%(b)	0.77%	0.77%	88.31%
(0.21)	16.69	(0.17)%	510,181	1.24%	1.24%		1.26%	1.26%	169.86%

(0.67)	21.74	0.83%	17,170	2.38%	2.38	%(b)	(0.65)%	(0.65)%	96.79%
(0.09)	22.21	18.30%	14,691	2.35%	2.35	%(b)	(0.25)%	(0.25)%	88.16%
(0.44)	18.87	17.50%	8,257	2.36%	2.36	%(b)	(0.20)%	(0.20)%	74.41%
(0.21)	16.47	(0.23)%	4,718	2.47%	2.47	%(b)	(0.47)%	(0.47)%	88.31%

(0.69)	22.20	1.67%	26,695	1.55%	1.55	%(b)	0.19%	0.19%	96.79%
(0.24)	22.50	19.21%	26,170	1.61%	1.61	%(b)	0.51%	0.51%	88.16%
(0.49)	19.12	18.47%	15,836	1.55%	1.55	%(b)	0.61%	0.61%	74.41%
(0.21)	16.59	0.49%	6,005	1.70%	1.70	%(b)	0.38%	0.38%	88.31%

(0.18)	7.83	7.27%	32,286	1.64%	1.50	%(b)	(0.20)%	(0.06)%	78.93%
(0.05)	7.47	24.68%	11,853	1.47%	1.47	%(b)	0.65%	0.65%	95.21%
(0.03)	6.04	29.54%	27,696	1.39%	1.39	%(b)	0.70%	0.70%	95.47%
(0.02)	4.69	(15.18)%	32,432	1.40%	1.40	%(b)	0.44%	0.44%	100.23%
(0.12)	5.55	(5.11)%	58,750	1.43%	1.43%		0.36%	0.36%	143.36%

-	7.76	7.93%	71	7.35%	2.50	%(b)	(5.74)%	(0.89)%	78.93%
(0.07)	7.20	23.18%	296	3.19%	2.51	%(b)	(1.07)%	(0.40)%	95.21%
(0.02)	5.91	27.79%	3	23.96%	2.51	%(b)	(21.84)%	(0.39)%	95.47%
(0.02)	4.64	(16.08)%	9	35.28%	2.50	%(b)	(33.22)%	(0.44)%	100.23%

-	7.89	7.20%	541	2.35%	1.75	%(b)	(0.86)%	(0.26)%	78.93%
(0.06)	7.37	24.20%	936	1.88%	1.76	%(b)	0.82%	0.94%	95.21%
(0.03)	5.99	28.83%	9,278	1.80%	1.77	%(b)	0.09%	0.12%	95.47%
(0.02)	4.68	(15.36)%	24	7.37%	1.75	%(b)	(5.50)%	0.12%	100.23%

FINANCIAL HIGHLIGHTS	61

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Healthcare Fund
Class S
Year ended September 30, 2014	$22.17	$(0.11)	$6.18	$6.07	$(0.03)	$(5.79)
Year ended September 30, 2013	17.56	0.03	4.75	4.78	(0.17)	-
Year ended September 30, 2012	13.56	0.17	3.97	4.14	(0.14)	-
Year ended September 30, 2011	12.78	0.12	0.73	0.85	(0.07)	-
Year ended September 30, 2010	12.29	0.04	0.63	0.67	(0.18)	-
Class C
Year ended September 30, 2014	21.55	(0.34)	5.94	5.60	-	(5.79)
Year ended September 30, 2013	17.21	(0.21)	4.67	4.46	(0.12)	-
Year ended September 30, 2012	13.43	(0.01)	3.91	3.90	(0.12)	-
Year ended September 30, 2011	12.78	(0.01)	0.73	0.72	(0.07)	-
Class A
Year ended September 30, 2014	21.92	(0.14)	6.03	5.89	(0.01)	(5.79)
Year ended September 30, 2013	17.42	(0.03)	4.69	4.66	(0.16)	-
Year ended September 30, 2012	13.53	0.11	3.94	4.05	(0.16)	-
Year ended September 30, 2011	12.78	0.12	0.70	0.82	(0.07)	-
ICON Industrials Fund
Class S
Year ended September 30, 2014	10.56	0.01	1.16	1.17	(0.06)	-
Year ended September 30, 2013	8.26	0.06	2.35	2.41	(0.11)	-
Year ended September 30, 2012	6.80	0.07	1.48	1.55	(0.09)	-
Year ended September 30, 2011	7.47	0.07	(0.67)	(0.60)	(0.07)	-
Year ended September 30, 2010	6.38	0.05	1.17	1.22	(0.13)	-
Class C
Year ended September 30, 2014	10.41	(0.12)	1.15	1.03	(0.06)	-
Year ended September 30, 2013	8.12	(0.06)	2.35	2.29	-	-
Year ended September 30, 2012	6.72	(0.01)	1.46	1.45	(0.05)	-
Year ended September 30, 2011	7.47	(0.02)	(0.66)	(0.68)	(0.07)	-
Class A
Year ended September 30, 2014	10.45	(0.03)	1.16	1.13	-	-
Year ended September 30, 2013	8.10	- (c)	2.36	2.36	(0.01)	-
Year ended September 30, 2012	6.76	0.08	1.35	1.43	(0.09)	-
Year ended September 30, 2011	7.47	0.05	(0.69)	(0.64)	(0.07)	-

62	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$(5.82)	$22.42	32.27%	$148,261	1.36%	1.36	%(b)	(0.53)%	(0.53)%	187.85%
(0.17)	22.17	27.48%	92,171	1.39%	1.39	%(b)	0.13%	0.13%	111.86%
(0.14)	17.56	30.76%	100,938	1.34%	1.34	%(b)	1.08%	1.08%	47.59%
(0.07)	13.56	6.66%	75,116	1.36%	1.36	%(b)	0.85%	0.85%	83.63%
(0.18)	12.78	5.39%	72,554	1.36%	1.36%		0.31%	0.31%	102.42%

(5.79)	21.36	30.73%	716	4.31%	2.50	%(b)	(3.49)%	(1.68)%	187.85%
(0.12)	21.55	26.11%	259	4.42%	2.50	%(b)	(2.98)%	(1.06)%	111.86%
(0.12)	17.21	29.24%	103	11.81%	2.51	%(b)	(9.38)%	(0.08)%	47.59%
(0.07)	13.43	5.64%	22	31.38%	2.50	%(b)	(28.98)%	(0.10)%	83.63%

(5.80)	22.01	31.72%	10,878	1.62%	1.62	%(b)	(0.66)%	(0.66)%	187.85%
(0.16)	21.92	26.95%	3,748	1.69%	1.69	%(b)	(0.15)%	(0.15)%	111.86%
(0.16)	17.42	30.19%	390	2.89%	1.76	%(b)	(0.46)%	0.67%	47.59%
(0.07)	13.53	6.42%	126	7.15%	1.75	%(b)	(4.58)%	0.82%	83.63%

(0.06)	11.67	11.14%	35,883	1.41%	1.41	%(b)	0.07%	0.07%	30.09%
(0.11)	10.56	29.52%	34,409	1.46%	1.46	%(b)	0.60%	0.60%	45.66%
(0.09)	8.26	22.99%	39,621	1.40%	1.40	%(b)	0.91%	0.91%	33.73%
(0.07)	6.80	(8.21)%	50,653	1.36%	1.36	%(b)	0.80%	0.80%	55.87%
(0.13)	7.47	19.40%	71,607	1.40%	1.40%		0.73%	0.73%	54.34%

(0.06)	11.38	9.95%	275	5.01%	2.50	%(b)	(3.53)%	(1.03)%	30.09%
-	10.41	28.20%	87	9.86%	2.50	%(b)	(8.02)%	(0.66)%	45.66%
(0.05)	8.12	21.58%	12	13.40%	2.51	%(b)	(11.07)%	(0.18)%	33.73%
(0.07)	6.72	(9.29)%	15	13.56%	2.50	%(b)	(11.29)%	(0.23)%	55.87%

-	11.58	10.81%	298	2.02%	1.75	%(b)	(0.56)%	(0.29)%	30.09%
(0.01)	10.45	29.20%	4,322	2.09%	1.75	%(b)	(0.32)%	0.02%	45.66%
(0.09)	8.10	21.21%	163	2.50%	1.75	%(b)	0.18%	0.93%	33.73%
(0.07)	6.76	(8.75)%	122	3.46%	1.75	%(b)	(1.12)%	0.59%	55.87%

FINANCIAL HIGHLIGHTS	63

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Information Technology Fund
Class S
Year ended September 30, 2014	$11.44	$(0.07)	$2.18	$2.11	$-	$-
Year ended September 30, 2013	10.72	(0.02)	0.74	0.72	-	-
Year ended September 30, 2012	8.22	(0.02)	2.52	2.50	-	-
Year ended September 30, 2011	8.05	(0.04)	0.21	0.17	-	-
Year ended September 30, 2010	7.79	(0.05)	0.35	0.30	(0.04)	-
Class C
Year ended September 30, 2014	11.07	(0.21)	2.10	1.89	-	-
Year ended September 30, 2013	10.49	(0.14)	0.72	0.58	-	-
Year ended September 30, 2012	8.13	(0.13)	2.49	2.36	-	-
Year ended September 30, 2011	8.05	(0.13)	0.21	0.08	-	-
Class A
Year ended September 30, 2014	11.30	(0.11)	2.13	2.02	-	-
Year ended September 30, 2013	10.65	(0.05)	0.70	0.65	-	-
Year ended September 30, 2012	8.20	(0.06)	2.51	2.45	-	-
Year ended September 30, 2011	8.05	(0.05)	0.20	0.15	-	-
ICON Materials Fund
Class S
Year ended September 30, 2014	13.43	0.04	1.68	1.72	(0.06)	-
Year ended September 30, 2013	11.12	0.09	2.40	2.49	(0.18)	-
Year ended September 30, 2012	9.00	0.11	2.11	2.22	(0.10)	-
Year ended September 30, 2011	10.06	0.08	(1.08)	(1.00)	(0.06)	-
Year ended September 30, 2010	8.93	0.05	1.18	1.23	(0.10)	-
Class C
Year ended September 30, 2014	13.24	(0.12)	1.65	1.53	-	-
Year ended September 30, 2013	10.94	(0.04)	2.38	2.34	(0.04)	-
Year ended September 30, 2012	8.92	- (c)	2.08	2.08	(0.06)	-
Year ended September 30, 2011	10.06	(0.03)	(1.05)	(1.08)	(0.06)	-
Class A
Year ended September 30, 2014	13.36	(0.01)	1.67	1.66	(0.06)	-
Year ended September 30, 2013	11.07	0.05	2.38	2.43	(0.14)	-
Year ended September 30, 2012	8.97	0.08	2.10	2.18	(0.08)	-
Year ended September 30, 2011	10.06	0.05	(1.08)	(1.03)	(0.06)	-

64	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$-	$13.55	18.44%	$50,363	1.40%	1.40	%(b)	(0.56)%	(0.56)%	47.88%
-	11.44	6.72%	73,851	1.38%	1.38	%(b)	(0.22)%	(0.22)%	51.71%
-	10.72	30.41%	83,330	1.34%	1.34	%(b)	(0.20)%	(0.20)%	35.22%
-	8.22	2.11%	61,081	1.34%	1.34	%(b)	(0.40)%	(0.40)%	44.84%
(0.04)	8.05	3.91%	77,269	1.37%	1.37%		(0.58)%	(0.58)%	68.32%

-	12.96	17.07%	401	4.20%	2.50	%(b)	(3.40)%	(1.70)%	47.88%
-	11.07	5.53%	315	3.31%	2.50	%(b)	(2.16)%	(1.36)%	51.71%
-	10.49	29.03%	294	4.46%	2.50	%(b)	(3.22)%	(1.26)%	35.22%
-	8.13	0.99%	1	115.00%	2.51	%(b)	(113.96)%	(1.47)%	44.84%

-	13.32	17.88%	455	1.94%	1.75	%(b)	(1.10)%	(0.91)%	47.88%
-	11.30	6.10%	2,330	2.23%	1.75	%(b)	(0.94)%	(0.45)%	51.71%
-	10.65	29.88%	1,400	2.87%	1.75	%(b)	(1.71)%	(0.59)%	35.22%
-	8.20	1.86%	1	215.56%	1.75	%(b)	(214.36)%	(0.55)%	44.84%

(0.06)	15.09	12.85%	93,610	1.36%	1.36	%(b)	0.26%	0.26%	33.16%
(0.18)	13.43	22.73%	65,782	1.45%	1.45	%(b)	0.72%	0.72%	55.66%
(0.10)	11.12	24.85%	41,627	1.39%	1.39	%(b)	1.00%	1.00%	40.89%
(0.06)	9.00	(10.07)%	59,068	1.33%	1.33	%(b)	0.73%	0.73%	62.97%
(0.10)	10.06	13.92%	87,856	1.38%	1.38%		0.54%	0.54%	70.80%

-	14.77	11.56%	675	4.17%	2.50	%(b)	(2.51)%	(0.84)%	33.16%
(0.04)	13.24	21.43%	218	4.12%	2.50	%(b)	(1.95)%	(0.33)%	55.66%
(0.06)	10.94	23.36%	195	4.29%	2.51	%(b)	(1.82)%	(0.04)%	40.89%
(0.06)	8.92	(10.87)%	120	4.11%	2.50	%(b)	(1.91)%	(0.30)%	62.97%

(0.06)	14.96	12.47%	8,229	1.72%	1.72	%(b)	(0.07)%	(0.07)%	33.16%
(0.14)	13.36	22.24%	1,883	2.02%	1.75	%(b)	0.17%	0.44%	55.66%
(0.08)	11.07	24.44%	539	2.12%	1.76	%(b)	0.34%	0.70%	40.89%
(0.06)	8.97	(10.37)%	487	2.26%	1.74	%(b)	(0.07)%	0.45%	62.97%

FINANCIAL HIGHLIGHTS	65

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends and
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Utilities Fund
Class S
Year ended September 30, 2014	$7.22	$0.22	$0.69	$0.91	$(0.23)	$-
Year ended September 30, 2013	6.81	0.20	0.43	0.63	(0.22)	-
Year ended September 30, 2012	6.29	0.20	0.55	0.75	(0.23)	-
Year ended September 30, 2011	6.15	0.24	0.31	0.55	(0.41)	-
Year ended September 30, 2010	5.66	0.19	0.44	0.63	(0.14)	-
Class C
Year ended September 30, 2014	7.12	0.15	0.68	0.83	(0.16)	-
Year ended September 30, 2013	6.72	0.13	0.42	0.55	(0.15)	-
Year ended September 30, 2012	6.21	0.14	0.57	0.71	(0.20)	-
Year ended September 30, 2011	6.15	0.25	0.22	0.47	(0.41)	-
Class A
Year ended September 30, 2014	7.14	0.21	0.68	0.89	(0.22)	-
Year ended September 30, 2013	6.73	0.18	0.42	0.60	(0.19)	-
Year ended September 30, 2012	6.24	0.20	0.53	0.73	(0.24)	-
Year ended September 30, 2011	6.15	0.34	0.17	0.51	(0.42)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(b)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(c)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

66	FINANCIAL HIGHLIGHTS

distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$(0.23)	$7.90	12.69%	$17,920	1.52%	1.50	%(b)	2.84%	2.86%	106.99%
(0.22)	7.22	9.25%	29,117	1.62%	1.51	%(b)	2.71%	2.81%	121.14%
(0.23)	6.81	12.01%	23,524	1.53%	1.51	%(b)	3.00%	3.02%	50.92%
(0.41)	6.29	9.16%	21,313	1.61%	1.51	%(b)	3.75%	3.85%	114.73%
(0.14)	6.15	11.16%	32,036	1.67%	1.67%		3.28%	3.28%	84.45%

(0.16)	7.79	11.59%	2,246	2.55%	2.50	%(b)	1.87%	1.92%	106.99%
(0.15)	7.12	8.16%	2,834	2.47%	2.47	%(b)	1.89%	1.89%	121.14%
(0.20)	6.72	11.53%	3,256	2.47%	2.47	%(b)	2.17%	2.17%	50.92%
(0.41)	6.21	7.77%	24	122.08%	2.50	%(b)	(115.58)%	4.00%	114.73%

(0.22)	7.81	12.44%	2,517	1.81%	1.75	%(b)	2.69%	2.75%	106.99%
(0.19)	7.14	8.96%	2,402	1.74%	1.74	%(b)	2.55%	2.55%	121.14%
(0.24)	6.73	11.81%	7,113	1.70%	1.70	%(b)	3.03%	3.03%	50.92%
(0.42)	6.24	8.56%	449	185.34%	1.75	%(b)	(178.27)%	5.32%	114.73%

FINANCIAL HIGHLIGHTS	67

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non affiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

68	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	69

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds’ Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. The Funds’ Annual and Semiannual Reports contain the Funds’ financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. You can request copies of the SAI, Annual and Semiannual Reports or obtain other information in the following ways:

By Telephone:	Call 1-800-764-0442
By Mail:	ICON Funds; P.O. Box 55452 Boston, MA 02205-8165
In Person:	ICON Funds; 5299 DTC Blvd, Suite 1200 Greenwood Village, CO 80111
By E-mail:	info@iconadvisers.com
On the Internet:	ICON Funds website: www.iconfunds.com
EDGAR database on the SEC site: www.sec.gov
By E-mail or in Person from the Securities and Exchange Commission (you will pay a copying fee):
E-mail the Securities and Exchange Commission at publicinfo@sec.gov
SEC’s Public Reference Section; Washington, D.C. 20549-0102
Visit or Write:
Call 1-202-551-8090 for information about the operation of the Public Reference Room

1-800-764-0442    •    WWW.ICONFUNDS.COM

ICON Funds’ SEC File No. 811-7883

PROSPECTUS

ICON INTERNATIONAL FUNDS

JANUARY 22, 2015

(AS AMENDED EFFECTIVE SEPTEMBER 25, 2015)

	CLASS A	CLASS C	CLASS S

ICON EMERGING MARKETS FUND (Formerly ICON Asia-Pacific Region Fund)	IPCAX	ICPCX	ICARX

ICON INTERNATIONAL EQUITY FUND	IIQAX	IIQCX	ICNEX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds’ shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

1-800-764-0442     •    www.iconfunds.com

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442    •     www.iconfunds.com

FUND SUMMARIES

ICON EMERGING MARKETS FUND

(Formerly ICON Asia-Pacific Region Fund)

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 21 of the Fund’s prospectus, and in “Sales Charge” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	*	1.00%	None
Redemption Fee	None		None	None
Wire Redemption Fee	$15		$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.00%
Other Expenses	3.07%		2.65%	1.11%
Total Annual Fund Operating Expenses	4.32%		4.65%	2.11%
Expense Reimbursements[1]	(2.37)%		(1.87)%	(0.23)%
Total Annual Fund Operating Expenses	1.95%		2.78%	1.88%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80% and Class C of 2.55%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the Fund’s Board of Trustees. Effective May 5, 2014 ICON Advisers has contractually agreed to limit the total expenses of the Class S shares of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.55%. This expense limitation may be terminated at any time after January 31, 2016 upon 30 days written notice of termination to the Fund’s Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$856	$1,152	$1,566	$3,760
Class C	$381	$862	$1,469	$3,919
Class S	$191	$639	$1,113	$2,423

2	FUND SUMMARIES — EMERGING MARKETS FUND

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$281	$862	$1,469	$3,919

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92.17% of the average value of the portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify industries and sectors in emerging market securities that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. ICON believes that equity markets go through themes over time. Simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders. We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization. The Fund may invest up to 25% of its assets in a single industry. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of issuers whose principal activities are in an emerging market, or are economically tied to an emerging market country.

In general, countries may be considered emerging or developing if they are included on any one of the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index, classified as a developing or emerging market or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund. For purposes of the Fund’s investments, a determination is made that an issuer’s principal activities are in an emerging market country or that an issuer is economically tied to an emerging market country by utilizing the Morgan Stanley Capital International (“MSCI”) global classification of securities methodology (“MSCI Global Classification”). The MSCI Global Classification, in general, looks at the country of incorporation and where the securities are primarily listed. However, in some situations additional factors may also need to be considered, such as: the geographic distribution of the issuer’s operations (in terms of assets and production); the location of its headquarters; and the country in which investors consider the issuer to be most appropriately classified. Such a determination can also be based, in whole or in part, on classifications under the MSCI Emerging Markets Economic Index. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Special Risks of Developing and Emerging Markets.  The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and

FUND SUMMARIES — EMERGING MARKETS FUND	3

restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative and higher risk.

Regional Focus.  At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than the Fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.

Globalization Risks.  The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Non-Diversified Portfolio Risk.  The ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund) is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies, which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

4	FUND SUMMARIES — EMERGING MARKETS FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Effective May 5, 2014 the Fund changed its principle investment strategy. The performance shown is of the Fund before the change and current performance will differ. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return

as of 12/31 — Class S Shares

Best Quarter: Q2 2009 35.82%        Worst Quarter: Q3 2008 -25.02%

Average Annual Total Returns

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund)
Class S	2/25/1997
Return Before Taxes		-2.42%	4.30%	6.21%	2.85%
Return After Taxes on Distributions		-2.42%	4.25%	5.73%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares		-1.37%	3.35%	5.01%	2.28%
MSCI Emerging Markets Index* (reflects no deduction for fees, expenses, or taxes)		-1.82%	2.11%	8.78%	6.33%
Class A	5/31/2006	-8.14%	2.87%	N/A	1.27%
MSCI Emerging Markets Index* (reflects no deduction for fees, expenses, or taxes)		-1.82%	2.11%	N/A	5.65%
Class C	1/25/2008	-4.18%	3.33%	N/A	-0.68%
MSCI Emerging Markets Index* (reflects no deduction for fees, expenses, or taxes)		-1.82%	2.11%	N/A	0.60%

*	The benchmark index changed on May 5, 2014 to the MSCI Emerging Markets Index.

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  The Fund is team managed by the ICON Investment Committee since September 25, 2015.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

FUND SUMMARIES — EMERGING MARKETS FUND	5

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, in which case you may be taxed upon withdrawal from such tax-deferred entities.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	FUND SUMMARIES — EMERGING MARKETS FUND

ICON INTERNATIONAL EQUITY FUND

Investment Objective/Goals

Seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 21 of the Fund’s prospectus, and in “Sales Charge” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)[2]	5.75%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)[2]	1.00%	*	1.00%	None
Redemption Fee	None		None	None
Wire Redemption Fee	$15		$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%	0.00%
Other Expenses	0.87%		0.82%	0.41%
Total Annual Fund Operating Expenses	2.12%		2.82%	1.41%
Expense Reimbursements[1,2]	(0.31)%		(0.26)%	0.00%
Total Annual Fund Operating Expenses	1.81%		2.56%	1.41%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

[1]

ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days’ written notice of termination to the Fund’s Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

[2]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$842	$1,112	$1,499	$2,724
Class C	$359	$796	$1,360	$3,013
Class S	$144	$447	$772	$1,691

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$259	$796	$1,360	$3,013

FUND SUMMARIES — INTERNATIONAL EQUITY FUND	7

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192.93% of the average value of its whole portfolio.

Principal Investment Strategies.  The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

•

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

•

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

•

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

•

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

8	FUND SUMMARIES — INTERNATIONAL EQUITY FUND

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return*

as of 12/31 — Class S Shares

Best Quarter: Q2 2009 29.20%        Worst Quarter: Q3 2011 -29.78%

Average Annual Total Returns*

for the Periods ended 12/31/14

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON International Equity Fund
Class S	2/18/1997
Return Before Taxes		-8.98%	0.56%	3.22%	5.06%
Return After Taxes on Distributions		-9.00%	0.48%	2.59%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares		-5.07%	0.45%	2.63%	3.98%
MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)		-3.44%	4.89%	5.60%	5.24%
Class A	5/31/2006	-14.64%	-1.00%	N/A	-1.60%
MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)		-3.44%	4.89%	N/A	3.44%
Class C	2/19/2004	-11.03%	-0.56%	1.93%	2.24%
MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)		-3.44%	4.89%	5.60%	6.45%

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

Investment Adviser:  ICON Advisers, Inc.

Portfolio Manager:  Mr. Scott Snyder is the Portfolio Manager and has managed the Fund since November 2005.

Purchase and Sale of Fund Shares:  The minimum initial investment is $1,000 (no minimum if you begin an Automatic Investment Plan). The minimum additional investment is $100 ($100 for Automatic Investment Plan).

You may purchase or redeem shares of the Fund on any business day by telephone at 1-800-764-0442, or by mail (ICON Funds, P.O. Box 55452, Boston, MA 02205-8165).

FUND SUMMARIES — INTERNATIONAL EQUITY FUND	9

Tax Information:  The Fund intends to distribute all or a portion of net investment income and net capital gains, if any, generally on an annual basis. The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, in which case you may be taxed upon withdrawal from such tax-deferred entities.

Financial Intermediary Compensation:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	FUND SUMMARIES — INTERNATIONAL EQUITY FUND

MORE ABOUT FUND SUMMARIES

The Funds’ investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described in each “Fund Summaries” section of the Prospectus. Additional information about the Funds’ investment strategies and associated risks are described in the “More About Investment Strategies and Risks” section of the Prospectus.

Comparative indexes are shown throughout this Prospectus to provide a basis for viewing a Fund’s historical performance against unmanaged securities market indexes. Each index shown accounts for both change in security price and reinvestment of dividends and distributions (where applicable), but does not reflect the impact of taxes and does not reflect the costs of managing a mutual fund. The Funds’ portfolios may differ significantly in holdings and composition from the indexes. You may not invest directly in these indexes.

•

The unmanaged MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index, as of January 31, 2014 consists of the following 21 emerging market country indicies: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

•

The MSCI All-Country World Index ex-United States (“ACWI ex-U.S.”) is a leading unmanaged benchmark of international stock performance. The capitalization-weighted index is representative of the performance of securities of companies located in developed and emerging markets outside of the United States.

Factset Research Systems, Inc. (“FactSet”) is the source for the index returns included in this Prospectus.

MORE ABOUT FUND SUMMARIES	11

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its principal investment strategy. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks.

Overall Investment Strategy for the ICON International Funds

ICON Advisers, Inc. (“ICON”), the Funds’ investment adviser, uses a disciplined methodology to identify industries and sectors that our methodology suggests are underpriced relative to our calculation of intrinsic value. Industry, sector and country rotation of both international and domestic equity investments distinguishes us from other investment managers.

The ICON valuation methodology is rooted in the fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help us calculate the intrinsic value of a company. We rely on the integrity of the financial statements released to the market as a part of our analysis.

We use these fundamentals to analyze hundreds of companies included in approximately 150 separate industries, that change over time, and ten basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. We then compare our valuation of a security to its current market price to arrive at a “value-to-price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries.

We compute a value-to-price ratio for most of the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders.

In addition to identifying industries over- or underpriced relative to the broad market, we may factor in relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a period of time.

Multi-Cap Approach

Many investment managers characterize their style as falling into one of nine style boxes: by a company’s market capitalization (small-cap, mid-cap, or large-cap) and by style (either value, blend or growth). The ICON Funds are managed using an approach that imposes no limits or restrictions on the market capitalization of its investments. The ICON Funds have the freedom to invest in small-, mid-, and large-size companies because we believe stocks migrate through the grid over time.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of the Funds’ portfolio securities is available at www.iconfunds.com and in the Funds’ SAI.

Other Portfolio Investments and Strategies

Foreign Securities.  The Funds normally invest 80% of their net assets in securities traded outside the U.S. Foreign securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs and GDRs.  The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts (“GDRs”). GDRs are very similar to ADRs except they may be issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares, but are offered for sale globally. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs and GDRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may

12	MORE ABOUT INVESTMENT STRATEGIES AND RISKS

adversely affect the value of the ADR or GDR. ADRs and GDRs are considered foreign securities for purposes of the 80% investment stated above under foreign securities.

Fixed-Income Securities.  While the Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities. Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The Funds have no maturity policy for fixed-income securities, and may invest in fixed-income securities of any duration.

Securities That Are Not Readily Marketable.  Each Fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees (“Board”), certain restricted securities may be deemed liquid and will not be counted toward the 15% limit. Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies.  The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940. The Funds’ purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives.  A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, forward contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. The Funds may look through to the underlying security for certain derivatives, such as options, for inclusion in determining the 80% test of a Fund’s investment strategy. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments.  In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, foreign time deposits, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover.  The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%.

A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes net capital gains when it sells portfolio investments, it generally must distribute those gains to shareholders, thus increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Securities Lending.  The Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. When a Fund lends its securities, it receives collateral (including cash collateral) at least equal to the amount of securities loaned. The collateral is then invested in securities approved by the Funds.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS	13

There are various risks in the process of securities lending. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the securities or gaining access to the collateral. There is the risk that the value of the collateral could decrease below the value of the replacement security by the time the replacement investment is made. There is the risk that the value of the collateral invested may lose money. In short, as a result of securities lending, the Fund may lose money thereby reducing returns and decreasing performance.

More About Risk

These Funds are mutual funds — pooled investments that are professionally managed and provide the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they do not offer guaranteed results. As with any mutual fund, there is always the risk that you may lose all or a portion of the money on your investment in a Fund.

An investment in the Funds is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

The Funds’ investments are subject to changes in their value from a number of factors, including:

Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments. These risks include:

Market Risk.  Foreign markets have less trading volume than U.S. markets, are not generally as liquid, and may be more volatile than those in the United States. In markets where trading volume has increased, some markets do not have the technology to handle increased orders from online trades or otherwise. Brokerage commissions and other transaction costs are generally higher than in the United States and settlement periods may be longer.

Regulatory Risk.  There may be less governmental supervision of foreign stock exchanges, securities brokers, and issuers of securities, and less public information about foreign companies. Foreign regulatory bodies are not always independent, and have far fewer resources to monitor illegal or improper activity than in the U.S. Also, accounting, auditing, and financial reporting standards may be less uniform than in the U.S. and, in many cases less transparent. The differences in the financial standards could have a material impact on the integrity of the financial data released by foreign companies to the public. The corporate governance standards which help ensure the integrity of public information in the U.S. may not exist in foreign countries.

Exchange control regulations or currency restrictions could prevent cash from being brought back into the United States. Some foreign companies may exclude U.S. investors, such as the Funds, from participating in beneficial corporate actions, such as rights offerings. As a result, a Fund may not realize the same value from a foreign investment as a shareholder residing in that country. The Funds may also be subject to withholding taxes in foreign countries and could experience difficulty in pursuing legal remedies and collecting judgments.

Currency Risk.  The Funds receive substantially all of their revenue in foreign currencies and the net asset values of the Funds will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The Funds pay dividends, if any, in U.S. dollars and incur currency conversion costs.

Political Risk.  Foreign investments may be subject to the possibility of expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the Fund; and political, economic or social instability.

Emerging Market Risk.  While the Funds, other than the Emerging Markets Fund, expect to invest a substantial portion of their assets in the securities of issuers located in developed countries, the Funds may also invest a substantial portion in the securities of issuers located in emerging countries. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies in emerging markets may have more volatile share prices and be less liquid than those of securities issued by companies in more developed countries. Settlements of trades may be subject to greater delays, thus the proceeds of a sale of a security may not be received on a timely basis. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries may have less developed legal and accounting systems, and investments in those countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. The governments of emerging or developing countries may also be more unstable than the governments of more developed countries, and developed countries may uses economic sanctions, including restrictions

14	MORE ABOUT INVESTMENT STRATEGIES AND RISKS

or divestiture of investing in companies of such countries as a political or economic tool, thereby adversely affecting the marketability and value of such securities.

Eurozone Investment Risk.  The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the administration of a common single market, consisting of, among other things, a single currency, the euro, and a common trade policy.

The recent global economic crisis has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of the countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB), the International Monetary Fund, or other governments and institutions to address those issues. Failure of one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn, which could have a significant adverse effect on the value of investments in those or other European countries. EU countries that have adopted the euro as its currency are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, such countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the Monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to adversely impacted market values of Eurozone and various other securities and currencies, possibly redenominating of certain securities into less valuable local currencies, and producing more volatile and illiquid markets. Were such to occur, any Fund holding securities of EU companies may be significantly and adversely impacted as the liquidity and value of such securities evaporates.

Company Risk.  The securities in the Funds’ portfolios may not perform as expected. Factors that can negatively affect a particular security’s price include poor earnings reports by the issuer, a restatement of earnings by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk.  There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of that opportunity are held in other investments.

Risk of Fixed-Income Investments.  The Funds’ investments in fixed-income securities are subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk.  When interest rates change, the value of a Fund’s fixed-income investments will be affected. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk.  The value of the debt securities held by a Fund fluctuates with the credit quality of the issuers of those securities. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the Fund’s share price.

Changes in Debt Ratings.  If a rating agency gives a debt security a lower rating, the value of the security will decline because investors may demand a higher rate of return.

MORE ABOUT INVESTMENT STRATEGIES AND RISKS	15

THE FUNDS’ INVESTMENT MANAGER

Management and Administrative Fees

ICON serves as investment adviser to each Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business. ICON’s corporate offices are located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111.

ICON has been registered as an investment adviser since 1991. ICON also serves as investment adviser to mutual fund allocation portfolios invested in the Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2014, ICON Advisers had $2.5 billion in total assets under management. Assets under management include mutual fund assets of approximately $1.3 billion and assets in mutual fund allocation portfolios and subadvisory relationships of approximately $0.4 billion that invest in and are already included in the ICON Funds’ mutual fund assets. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

The Funds are managed using ICON’s valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been chair of ICON’s Investment Committee since 1991 and served as ICON’s Chief Investment Officer until January 2005.

ICON receives a management fee for managing each Fund’s investments. For the fiscal year ended September 30, 2014, each Fund paid an annual management fee equal to 1.00% of each Fund’s average daily net assets.

ICON also provides administrative services to the Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.05% on the first $1.5 billion of ICON Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.040% on the next $2 billion of such assets and 0.030% on such assets over $5 billion.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2014.

As discussed in each Fund Summary, ICON Advisers has contractually agreed to waive expenses for certain funds/classes. As of September 30, 2014, the following amounts were still available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	2015	2016	2017
ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund)	$22,319	$18,421	$62,550
ICON International Equity Fund	25,950	33,867	29,665

Portfolio Managers

The primary Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Emerging Markets Fund (Formerly the ICON Asia-Pacific Region Fund)	ICON Investment Committee	Since September 2015
ICON International Equity Fund	Scott Snyder, CFA	Since November 2005

Scott Snyder, CFA, joined ICON in 2004 as a Research Analyst. In 2005, he was promoted to the Investment Committee and a Portfolio Manager. Previously, he was employed by FactSet as a portfolio analytics specialist from 2003-2004 and as a senior consultant from 2001-2003. Mr. Snyder received his bachelor of science degree in finance from Arizona State University and a MBA from the University of Denver.

The SAI provides additional information about the Investment Committee members’ compensation, other accounts managed by the Investment Committee member and their personal ownership of the ICON Funds.

Investment Committee Members

ICON’s Investment Committee includes members who are responsible for managing mutual fund assets. Each Fund is team-managed in that individual Portfolio Managers have responsibility for evaluating their respective sectors and countries and identifying themes and industries within their assigned sectors or countries based on value-to-price ratios and relative strength metrics, the core of the ICON system. However, the day-to-day management of the Fund’s portfolio is system-based and continuously monitored by the Portfolio Manager assigned to the relevant sector, country or Fund except the ICON Emerging Markets Fund which is team managed. The Portfolio Manager assigned to a Fund has

16	THE FUNDS’ INVESTMENT MANAGER

the discretion to invest in and determine the amount of the various sectors within the Fund and the securities within the sector.

In addition to the portfolio manager, the ICON Investment Committee includes the following members:

Craig Callahan is the company Founder, Chief Executive Officer, President and Chairman of the Investment Committee of ICON Advisers, Inc. Mr. Callahan received his doctorate of business administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer.

Zach Jonson, CFA, joined ICON in 2003 as a Reconciliation and Performance Specialist. He became a Research Analyst in 2006 and was promoted to a junior member and subsequently, a member of the Investment Committee as a Portfolio Manager in 2007. In 2012, Mr. Jonson was appointed Director of Fund Management. Mr. Jonson received a bachelor of arts degree in economics from the University of Colorado and an MBA from the University of Denver.

Donovan “Jerry” Paul, CFA, joined ICON in July 2013 as a Portfolio Manager. Mr. Paul is Senior Vice President of Fixed Income. Before joining ICON he was a senior vice president, director of fixed-income research and portfolio manager of INVESCO Funds Group (1994-2001), founder and managing partner of Quixote Capital Management, LLC, (2002-2009), partner of Essential Investment Partners, LLC, (2009-2011) and Senior Vice President Western Alliance Bancorporation (2012). He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa. He holds the FINRA Series 7 and 63 registrations.

Derek Rollingson joined ICON in 2000 as a junior member of the Investment Committee. In 2003, he was promoted to Portfolio Manager. In 2012, Mr. Rollingson was appointed Director of Portfolio Management. He was previously employed as a research analyst in corporate litigation for Navigant Consulting from 1997 to 2000.

THE FUNDS’ INVESTMENT MANAGER	17

ABOUT YOUR INVESTMENT

YOUR SHARE PRICE

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV per share of each share class is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds’ portfolios. If a market quotation is not readily available or is unreliable, the security is valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. The valuation assigned to fair valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps protect the interests of long-term shareholders in the Funds.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the “Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary receives such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, except in extraordinary events, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

18	YOUR SHARE PRICE

ABOUT YOUR INVESTMENT

INVESTING IN THE ICON FUNDS

Policy Regarding Excessive Short-Term Trading and Market Timing

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

•	Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•	Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in and out;

•	Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to excessively trade the Funds in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

Funds that invest in overseas markets may be subject to the risk of certain investors using a strategy known as time-zone arbitrage that attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market timing. The Board has adopted and ICON has implemented the following tools designed to discourage short-term trading in the Funds, including time-zone arbitrage:

•	Shareholder trade activity monitoring;

•	Trading guidelines; and

•	Specific use of fair value pricing, including daily fair value of foreign securities outside of the Western Hemisphere.

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund. The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds.

Trade Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities. If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the

INVESTING IN THE ICON FUNDS	19

intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

Trading Guidelines

If a Fund, ICON, or one of its agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of our short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Fair Value Pricing

As discussed above, the Funds have fair value pricing procedures in place, including the daily fair valuation of certain foreign securities. The Funds’ Valuation Committee meets as necessary to value securities in appropriate circumstances. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interests or other harm to shareholders.

20	INVESTING IN THE ICON FUNDS

ABOUT YOUR INVESTMENT

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

Classes of Shares

Each Fund currently offers three classes of shares: Class A, Class C and Class S.

Class S shares of the Funds are offered, generally, to existing Class S shareholders, institutional investors, platform sales and affiliates of or directly through ICON and can be purchased by:

•	A bank, trust company or other type of depository institution;

•	An insurance company, investment company, endowment or foundation purchasing shares for its own account;

•	A 401(k), 403(b) or 457(b) plan or the custodian for such a plan;

•	Other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare, or other employee benefit plans (“Eligible Benefit Plan”).

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds.

ICON reserves the right to change or waive the investment criteria for Class S shares.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully. As a result of the merger of Class I with and into Class A, if you owned Class I shares of a particular Fund prior to January 23, 2012, you may continue to purchase Class A shares of that particular Fund directly from ICON. The investor will be required to provide current broker/dealer information upon purchase.

Sales Charges

The following describes the sales charges and fees you will pay as an investor in Class A and Class C shares offered by the ICON Funds:

Class A

Class A shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge for each Fund is as follows:

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Dealer Commission as a % of Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.60%
$750,000 but less than $1 million	1.50%	1.52%	1.20%
$1 million and above	0.00%	0.00%	1.00%	[1]

[1]

If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, ICON Distributors, Inc. compensates the financial intermediary from its own resources. See the SAI for details. However, if you redeem these shares within one year after purchase, you may be charged a contingent deferred sales charge of 1.00%. Such contingent deferred sales charges may be waived.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS	21

The sales charge, expressed as a percentage of the offering price of your investment, may be higher or lower than the percentages described in the table due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1.00% charge, described below, due to rounding. Except as provided under “Contingent Deferred Sales Charge Waivers” below, investments in Class A shares of $1 million or more may be subject to a 1.00% contingent deferred sales charge if shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost of shares being sold.

There are several ways to reduce or eliminate your sales charges.

Contact your investment professional if you think you may qualify for any of the sales charge reduction or elimination programs described below.

At the time of making a purchase or redemption, it may be necessary for you to inform your investment professional of the existence of other accounts, or any other facts and circumstances that may be relevant to qualifying for any of these programs and to provide your investment professional with certain information or records, such as account statements, to verify your qualification for any of these programs. You should provide information and records to your investment professional or any other financial intermediary regarding shares of ICON Funds held in all accounts by you and/or members of your immediate family.

Purchases Not Subject to Sales Charges on Class A Shares

The following purchases are not subject to any initial or contingent deferred sales charges, if the Funds are notified of the nature of the investment:

•

shareholders of Class I shares prior to January 23, 2012 who continue to purchase Class A shares of that particular Fund at NAV directly with ICON. The investor will be required to provide current broker/dealer information upon purchase.

•	shares purchased by investment representatives through fee-based investment products or accounts or by investors through an Eligible Benefit Plan.

•

shares purchased through financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers.

•	other qualified or non-qualified employee benefit plans, including pension, defined contribution, profit-sharing, health and welfare or other employee benefit plans.

The Distributor may pay dealers up to 1% on investments made in Class A with no initial sales charge.

The Funds may reimburse the Distributor for these payments through the Funds’ distribution plan.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell the Funds and employees of ICON Advisers and affiliates. Please see the SAI for more information.

Initial Sales Charge Reductions on Class A Shares

You may qualify for reduced initial sales charges under the privileges set forth below. You may combine your Class A investments with the Class A investments of your spouse, children under the age of 21 and grandchildren under the age of 21 (“family members”) to qualify for such privileges.

•

Letter of Intent.  You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. At your request, purchases made during the previous 90 days may be included in calculating this amount. Generally, 5% of shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges. Appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases.

•	Concurrent Purchases. You may combine simultaneous purchases of Class A shares of two or more ICON Funds to qualify for reduced sales charges.

22	CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

•

Rights of Accumulation.  When the value of Class A shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added Class A investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the Class A shares you already own will be calculated by using the higher of the current value or the original investment amount less any withdrawals. If you make a gift of shares, upon your request, you may purchase the Class A shares at the sales charge reduction allowed under rights of accumulation. Only Class A share balances currently held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. Class A shares held through other financial services firms may not be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of ICON Funds Class A share investments held by the members of your immediate family including the value of ICON Funds Class A share investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such Class A balances also currently held in an account through a financial services firm through whom you are making your current purchase. However, the value of ICON Funds Class A investments held in employer retirement plans, such as 401(k) plans, is not eligible for inclusion.

•

Aggregating Accounts.  Class A share investments made by you and your family members may be aggregated to receive a reduced sales charge if made for your own account(s) and/or certain other accounts, such as

•

trust accounts established by the above individuals (however if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts or the primary beneficiary of the trust);

•	solely controlled business accounts;

•	single participant plans

Repurchasing Fund Class A Shares

You may apply proceeds from redeeming Class A shares of the Funds to repurchase Class A shares of any ICON Funds without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 90 days after your redemption and notify ICON Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds either by returning the redemption check or by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 90 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of repurchase.

Class C

Sales Charges (Load)	No front-end sales charge. A contingent deferred sales charge (CDSC) of 1.00% may be imposed on shares redeemed within one year after purchase. The contingent deferred sales charge is based on the original purchase cost.

There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class C shares, any shares not subject to the CDSC (i.e., shares purchased through reinvested dividends) will be redeemed first.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge on Class A and Class C shares may be waived in the following cases:

•

Permitted exchanges of Class A for a Class A share or Class C for a Class C share, except if shares acquired by exchange are then redeemed within the period during which the contingent deferred sales charge would apply to the initial shares purchased;

•	Tax-free returns of excess contributions to IRAs;

•	Redemptions due to death or post-purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS	23

•	Redemptions from individual employee benefit plan participants provided that the employee benefit plan does not redeem;

The contingent deferred sales charge on Class A shares may also be waived in the following cases:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70  1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

Redemptions through a systematic withdrawal plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

The contingent deferred sales charge on Class C shares may be waived in the following types of transaction, if together they do not exceed 12% of the value of an account annually:

•

Redemptions due to receiving required minimum distributions from retirement accounts upon reaching 70  1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

•

if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash); provided that such redemptions do not exceed 10% of the value of the account annually.

You may obtain more information about sales charge reductions and waivers by going to www.iconfunds.com from the Statement of Additional Information or your financial adviser.

You may be able to exchange your shares to a different share class of the same Fund if it has a lower expense ratio provided certain conditions are met. This exchange feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Distributor specific for this purpose. In such an instance, your shares may be exchanged under certain circumstances. Class C shares may not be eligible for exchange until the CDSC period has expired; please contact your financial intermediary regarding the tax consequences of any exchange and for additional information and restrictions. Not all share classes are available through all intermediaries.

Rule 12b-1 Fees

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•	placing your orders;

•	providing investment advice, research and other advisory services;

•	handling correspondence for individual accounts; and

•	issuing shareholder statements and reports.

Revenue Sharing

The Distributor and ICON Advisers, at their own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON Funds, providing the ICON Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also

24	CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS

take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub-transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

Sub-Transfer Agency Fees

Boston Financial Data Services, Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing Agents receiving such fees may also receive 12b-1 fees.

CLASSES OF SHARES, SALES CHARGE AND DISTRIBUTION ARRANGEMENTS	25

ABOUT YOUR INVESTMENT

OPENING AN ACCOUNT

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a single owner. Joint tenant accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gift to Minors Act or Uniform Transfer to Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as an UGMA or UTMA.

Trust

A trust needs to be effective before this type of account can be established. A copy of the first and last page of the Trust Agreement must be provided.

Corporation or Other Entity

A corporation or entity may own an account. Please attach a certified copy of the articles of incorporation showing the person(s) authorized to act on this account.

Retirement Accounts

You may set up the following retirement and similar accounts:

Traditional and Roth IRA

Both types of IRAs allow most individuals with earned income up to a specified maximum amount to contribute a specified amount annually.

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) generally retain their tax advantages when rolled over to an IRA within 60 days of receipt. You need to complete a Transfer, Direct Rollover and Conversion Form to move retirement assets to a Fund IRA.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees’ IRAs with minimal reporting and disclosure requirements.

SIMPLE (Savings Incentive Match Plan for Employees of Small Employers)

This type of account allows small businesses that do not currently have another retirement plan to offer an IRA that is simple to form and administer.

Coverdell Education Savings Account (formerly Education IRA)

This type of account allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are not subject to income tax if used for qualified education expenses.

26	OPENING AN ACCOUNT

Each year you will be charged a $15 custodial fee per Social Security number that holds any IRA accounts. This fee may be changed upon 30 days notice.

Profit-Sharing Plan and Money Purchase Pension Plan

Each of these types of retirement plans allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(k) Plan

This type of retirement plan allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

403(b) Accounts

403(b) accounts must be purchased through representatives of broker-dealer firms that are authorized to sell the ICON Funds or other institutions that are authorized to sell the ICON Funds.

For All Accounts

We recommend that you consult your tax adviser regarding the particular tax rules and consequences of any investment option and account type.

Please be advised that under the laws of certain states, your property may be transferred (escheated) to the state if no activity occurs in your account for a period specified by state law.

Minimum Initial Investments

To open a Fund account, please enclose a check payable to “ICON Funds” for:

•	$1,000 minimum per Fund

•	No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and have different investment procedures. For significant investments, contact ICON Advisers at 1-800-828-4881.

Minimum Additional Investments

•	In general, $100 per Fund for additional investments

•	In general, $100 per Fund for Automatic Investment Plan payments

OPENING AN ACCOUNT	27

ABOUT YOUR INVESTMENT

DOING BUSINESS WITH THE ICON FUNDS

How to Open an Account
By Phone 1-800-764-0442

If you have an existing account with us that has telephone exchange privileges, you can call to open an account in another ICON Fund by exchange. The names and registrations need to be identical on both accounts.

Otherwise, you must complete a New Account Application and send it with your investment check. The Funds do not accept third-party checks or money orders.

We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money-orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

By Mail ICON Funds P.O. Box 55452 Boston, MA 02205-8165 Overnight: ICON Funds 30 Dan Road Canton, MA 02021-2809

Complete the proper application which you can request by calling 1-800-764-0442 or by visiting www.iconfunds.com. Make your check payable to “ICON Funds.” We cannot establish new accounts with cash or certain other cash equivalents.

Cash equivalents include but are not limited to: cashier’s checks, money-orders, Treasury checks, credit card checks, starter checks or traveler’s checks.

By Wire	Complete and mail the proper application. Call ICON Funds at 1-800-764-0442 to obtain your account number, then wire your funds.

Through Our Website www.iconfunds.com	Download, complete and mail a signed printout of the proper application with your investment check.

Through Automatic Investment Plans

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.

28	DOING BUSINESS WITH THE ICON FUNDS

How to Add to an Account	How to Redeem Shares	How to Exchange Shares

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are Automated Clearing House members may be used for telephone transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after an account is established for Electronic Funds Transfer to be available.

	We can generally send proceeds only to the address or bank of record. Minimum redemption — $100; $1,000 minimum for redemptions by wire. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed is $50,000 per social security number.	If you have telephone exchange privileges, you may exchange from one ICON Fund to another. The names and registrations need to be identical on both accounts.

Make your check payable to “ICON Funds.” Enclose a purchase stub (from your most recent confirmation or statement); if you do not have one, write the Fund name and your account number on the check. For IRAs, please state the contribution year.

The Funds do not accept cash equivalents except for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to: cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

	In a letter, please tell us the number of shares or dollars you wish to redeem, the name(s) of the account owner(s), the Fund and account number. All account owners need to sign the request exactly as their names appear on the account. We can send proceeds to the address or bank of record. A Medallion Guarantee is required for transactions greater than $50,000.	In a letter, include the name(s) of the account owner(s), the Fund and account number you wish to exchange from, the dollar or share amount, and the account you wish to exchange into. All account owners need to sign the request exactly as their names appear on the account.

Wire funds to:

State Street Bank and Trust Company

ABA# 011000028

Attn: Custody

DDA# 99056673

225 Franklin Street Boston, MA 02110

Credit: Name of ICON Fund

Further Credit: Shareholder Name and Account Number

	$1,000 minimum. Monies are usually received the business day after you sell. Unless otherwise specified, we will deduct the $15 wire redemption fee from your redemption proceeds.	Not applicable.

Not available.	Not available.	Not available.

Automatic Investment Plan (AIP) allows you to make electronic purchases directly from a checking or savings account. The minimum to open an account is generally $100 per Fund per month. We charge no fee for AIP.	Systematic Withdrawal Plan permits you to receive a fixed sum on a periodic basis. Payments may be sent electronically to your bank of record or to you in check form.	Fund-to-Fund Investment Plan allows you to automatically exchange a fixed dollar amount from one Fund to purchase shares in another Fund.

DOING BUSINESS WITH THE ICON FUNDS	29

ABOUT YOUR INVESTMENT

REDEEMING SHARES

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares recently purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to 12 business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

UGMA/UTMA Accounts

If requesting a redemption in writing, a letter of instruction needs to be signed by the custodian on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate redemption or withdrawal form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee’s name is not in the account registration, you will need to provide a signature guarantee or Certificate of Incumbency dated within the past 6 months.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

In an effort to protect your account, we generally require a signature guarantee by an eligible signature guarantor if you request:

•	to change account ownership

•	a redemption check made payable to anyone other than the shareholder(s) of record

•	a redemption check mailed to an address other than the address of record

•	a redemption check or wire sent to a bank other than the bank on file

•	a redemption check mailed to an address of record that has been changed within 30 days of your request

•	a redemption for $50,000 or more

•	to change bank account information on an account

We will accept a guarantee of your signature by a number of different types of financial institutions. Call us for additional information. Some institutions have transaction maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Please note that a notary public cannot provide a signature guarantee.

We reserve the right to require signature guarantee(s) on any redemption.

30	REDEEMING SHARES

Redemption Proceeds

We can deliver redemption proceeds to you:

By Check

Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee above). If you don’t specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. Unless otherwise specified, we will deduct a $15 wire redemption fee from your redemption proceeds.

By Electronic Funds Transfer

Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemption exceeds the lesser of $250,000 or 1% of a Fund’s net assets in any 90-day period.

REDEEMING SHARES	31

ABOUT YOUR INVESTMENT

TRANSACTION POLICIES

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the ICON Funds’ Anti-Money Laundering Program. As requested on the application, please supply your full name, date of birth, Social Security number or other taxpayer identification, and permanent mailing address for all owners on the account. For entities such as corporations or trusts, the person opening the account on behalf of the entity must provide this information. The transfer agent will use this information to verify your identity using various methods. In the event that your identity cannot be sufficiently verified, the transfer agent may employ additional verification methods or refuse to open your account. This information will also be verified when you change the physical address on your account. Mailing addresses containing a P.O. Box will be accepted only if accompanied by a permanent street address. If you do not supply the necessary information, the transfer agent may not be permitted to open your account. Please contact 1-800-764-0442 if you need additional assistance when completing your application.

If a Fund or the transfer agent does not have a reasonable belief as to the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction until such information is received. A Fund also reserves the right to close an account if clarifying information and documentation are not received.

The Funds accept investments only from U.S. investors who have a Social Security number or tax identification number; foreign investors are not accepted.

We can execute transaction requests only if they are in “good order.” Good order means that you have provided sufficient information necessary to process your request, as outlined in this prospectus, including any required signatures and medallion signature guarantees. There also must not be any restrictions applied to your account. Your request is not considered to be in “good order” by the Funds until it meets these requirements. You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

Transactions Conducted by Phone or Fax

The Funds, ICON, and their agents are not responsible for the authenticity of instructions received by phone or fax. By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, ICON, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Fund, or one of its service providers or intermediaries, may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

•	requiring personal identification prior to acting upon instructions

•	providing written confirmation of such transactions

•	recording telephone instructions

ICON will not accept account or trade instructions via e-mail.

ICON will only accept instructions via fax from broker dealers.

Effective Date of Transactions

Transaction requests received in good order prior to the close of the NYSE on a given business day will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the Funds’ transfer agent or other agents. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the

32	TRANSACTION POLICIES

NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the SEC, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and investment checks need to be drawn on U.S. banks. We cannot accept cash or cash equivalents. The Funds will accept cash equivalents for transfer of assets and roll-overs from bank retirement accounts. Cash equivalents include but are not limited to cashier’s checks, money orders, Treasury checks, credit card checks, starter checks or travelers’ checks.

Returned Checks

If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Funds or its agents. There is a $25 fee for each returned check. If you are a current shareholder, shares may be redeemed from other accounts, if needed, to reimburse the Funds.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Taxpayer Identification Number

If you do not provide your Social Security or other taxpayer identification number when you open your account, federal law requires the Funds to withhold 28% of all dividends, capital gain distributions, redemption and exchange proceeds otherwise payable to you if you are an individual or other non-corporate shareholder. The Funds are also required to withhold 28% of all dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding. We also may refuse to sell shares to anyone not furnishing such a number, or may take such other action as deemed necessary, including redeeming some or all of the shareholder’s shares. In addition, a shareholder’s account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the shareholder’s taxpayer identification number on required reports.

Account Minimums

The Funds require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will decide whether to close an account based on our determination of what is best for the Funds. We will give you at least 60 days written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

•	reject any investment or exchange

•	cancel any purchase due to nonpayment or insufficient investor information

•	modify the conditions of purchase or sale at any time

•	waive or lower investment minimums or requirements

•	limit the amount that may be purchased

•	close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•	suspend the offering of shares

TRANSACTION POLICIES	33

ABOUT YOUR INVESTMENT

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442 from 8 a.m. to 5 p.m. Central time Monday through Friday.

24-Hour Account Information

•	By Phone: 1-800-764-0442. ICON’s automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

•	ICON Funds Website: By visiting www.iconfunds.com, you can view the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

34	FOR MORE INFORMATION ABOUT YOUR ACCOUNT

ABOUT YOUR INVESTMENT

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to generally make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Investment Plans above.

Electronic Funds Transfer Program

Electronic Funds Transfer allows you to make electronic purchases directly from a checking or savings account at your request. You may establish Electronic Funds Transfer when your account is opened, or add it later by completing an Account Changes Form. Only bank accounts held at domestic financial institutions that are automated Clearing House members may be used for Electronic Funds Transfer transactions. We charge no fee for Electronic Funds Transfer transactions. It may take up to 15 days after banking instructions are added to an account for Electronic Funds Transfer to be available.

Systematic Withdrawal Plan

Permits you to receive a fixed sum on a periodic basis. Withdrawals may be sent electronically to your bank or to you by check.

Householding

To keep the Funds’ costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to opt out of householding and begin to receive separate mailings, please call 1-800-764-0442 and we will begin individual delivery 30 days after your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

ESTABLISHING ADDITIONAL SERVICES	35

DIVIDENDS AND OTHER DISTRIBUTIONS

The Funds intend to distribute all or a portion of any net investment income and net capital gains, if any, generally on an annual basis each December. From time to time, the Funds may make additional distributions.

You have the option to reinvest income dividends and capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. The payment method for net short-term capital gain distributions is the same as you elect for dividends. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

36	DIVIDENDS AND OTHER DISTRIBUTIONS

TAXES

Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Pursuant to the American Taxpayer Relief Act of 2012, certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses thereon (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains. The American Taxpayer Relief Act of 2012 may reduce the rate applicable to long-term capital gains through at least 2013. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you redeem or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

TAXES	37

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned or lost on an investment in a Fund’s shares, assuming the reinvestment of all dividends and distributions.

These financial highlights have been audited by PricewaterhouseCoopers LLP (PwC). PwC’s report and the Funds’ financial statements are included in the Funds’ 2014 Annual Report, which is available upon request and at www.iconfunds.com.

FINANCIAL HIGHLIGHTS	39

FINANCIAL HIGHLIGHTS

		Income/(loss) from investment operations			Less dividends
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from net realized gains
ICON Emerging Markets Fund
Class S
Year ended September 30, 2014	$13.51	$(0.03)	$0.27	$0.24	$(0.03)	$-
Year ended September 30, 2013	12.21	0.06	1.33	1.39	(0.09)	-
Year ended September 30, 2012	10.12	0.11	2.02	2.13	(0.04)	-
Year ended September 30, 2011	12.35	0.07	(2.30)	(2.23)	-	-
Year ended September 30, 2010	10.64	0.01	1.89	1.90	(0.19)	-
Class C
Year ended September 30, 2014	13.06	(0.11)	0.23	0.12	-	-
Year ended September 30, 2013	11.84	(0.05)	1.28	1.23	(0.01)	-
Year ended September 30, 2012	9.88	0.01	1.95	1.96	-	-
Year ended September 30, 2011	12.17	(0.02)	(2.27)	(2.29)	-	-
Year ended September 30, 2010	10.54	(0.05)	1.82	1.77	(0.14)	-
Class A
Year ended September 30, 2014	13.51	(0.04)	0.27	0.23	(0.03)	-
Year ended September 30, 2013	12.17	0.04	1.33	1.37	(0.03)	-
Year ended September 30, 2012	10.10	0.09	2.00	2.09	(0.02)	-
Year ended September 30, 2011	12.35	0.04	(2.29)	(2.25)	-	-
Year ended September 30, 2010	10.63	0.02	1.86	1.88	(0.16)	-

40	FINANCIAL HIGHLIGHTS

and distributions				Ratio of expenses to average net assets			Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits		Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$(0.03)	$13.72	1.78%	$8,942	2.11%	1.88	%(d)	(0.42)%	(0.19)%	92.17%
(0.09)	13.51	11.44%	29,053	1.64%	1.64%		0.46%	0.46%	59.98%
(0.04)	12.21	21.16%	37,969	1.50%	1.50%		0.96%	0.96%	71.84%
-	10.12	(18.06)%	55,637	1.59%	1.59%		0.55%	0.55%	71.03%
(0.19)	12.35	18.02%	70,854	1.63%	1.63%		0.13%	0.13%	100.41%

-	13.18	0.92%	762	4.65%	2.78	%(b)	(2.70)%	(0.83)%	92.17%
(0.01)	13.06	10.44%	832	3.76%	2.56	%(b)	(1.63)%	(0.43)%	59.98%
-	11.84	19.84%	869	3.91%	2.55	%(b)	(1.28)%	0.08%	71.84%
-	9.88	(18.82)%	792	4.40%	2.55	%(b)	(2.02)%	(0.17)%	71.03%
(0.14)	12.17	17.02%	441	9.04%	2.57	%(b)	(6.91)%	(0.44)%	100.41%

(0.03)	13.71	1.68%	305	4.32%	1.95	%(b)	(2.65)%	(0.28)%	92.17%
(0.03)	13.51	11.29%	789	2.97%	1.81	%(b)	(0.82)%	0.34%	59.98%
(0.02)	12.17	20.73%	690	2.88%	1.80	%(b)	(0.31)%	0.77%	71.84%
-	10.10	(18.22)%	768	3.05%	1.81	%(b)	(0.97)%	0.27%	71.03%
(0.16)	12.35	17.91%	1,149	5.17%	1.82	%(b)	(3.13)%	0.22%	100.41%

FINANCIAL HIGHLIGHTS	41

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income/(loss) from investment operations			Less dividends
	Net asset value, beginning of period	Net investment income/ (loss)(x)	Net realized and unrealized gains/(losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from Return of Capital
ICON International Equity Fund
Class S**
Year ended September 30, 2014	$11.81	$0.06	$(0.12)	$(0.06)	$-	$-
Year ended September 30, 2013	11.05	0.07	0.74	0.81	- (c)	(0.05)
Year ended September 30, 2012	9.22	0.16	1.78	1.94	(0.11)	-
Year ended September 30, 2011	12.11	0.14	(2.95)	(2.81)	(0.08)	-
Year ended September 30, 2010	11.13	0.13	1.06	1.19	(0.21)	-
Class C
Year ended September 30, 2014	10.89	(0.08)	(0.09)	(0.17)	-	-
Year ended September 30, 2013	10.26	(0.04)	0.67	0.63	-	-
Year ended September 30, 2012	8.56	(0.02)	1.72	1.70	-	-
Year ended September 30, 2011	11.30	- (c)	(2.74)	(2.74)	-	-
Year ended September 30, 2010	10.40	(0.01)	1.01	1.00	(0.10)	-
Class A***
Year ended September 30, 2014	11.75	- (c)	(0.10)	(0.10)	-	-
Year ended September 30, 2013	10.99	0.04	0.73	0.77	- (c)	(0.01)
Year ended September 30, 2012	9.16	0.11	1.77	1.88	(0.05)	-
Year ended September 30, 2011	12.04	0.10	(2.94)	(2.84)	(0.04)	-
Year ended September 30, 2010	11.07	0.08	1.06	1.14	(0.17)	-

(x)	Calculated using the average shares method.
*	The total return calculation is for the period indicated and excludes any sales charges.
**	Class S shares were formerly named Class Z shares prior to January 23, 2012.
***	Class I shares merged into Class A on January 23, 2012. The results of each class prior to the merger may have been different than what is presented.
(a)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than a year.
(b)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(c)	Amount less than $0.005.
(d)	Effective May, 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

42	FINANCIAL HIGHLIGHTS

and distributions				Ratio of expenses to average net assets		Ratio of net investment income/(loss) to average net assets
Total dividends and distributions	Net asset value, end of period	Total return*	Net assets, end of period (in thousands)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits(b)	Before expense limitation/ recoupment and transfer agent earnings credits	After expense limitation/ recoupment and transfer agent earnings credits	Portfolio turnover rate(a)

$-	$11.75	(0.51)%	$80,356	1.41%	1.41%	0.44%	0.44%	192.93%
(0.05)	11.81	7.33%	42,105	1.45%	1.45%	0.65%	0.65%	137.83%
(0.11)	11.05	21.19%	56,152	1.39%	1.39%	1.47%	1.47%	121.82%
(0.08)	9.22	(23.38)%	6,826	1.45%	1.45%	1.12%	1.12%	91.46%
(0.21)	12.11	10.87%	12,806	1.43%	1.36%	1.06%	1.12%	111.29%

-	10.72	(1.56)%	4,597	2.82%	2.56%	(0.99)%	(0.73)%	192.93%
-	10.89	6.14%	5,657	2.77%	2.56%	(0.63)%	(0.42)%	137.83%
-	10.26	19.86%	6,773	2.72%	2.55%	(0.41)%	(0.24)%	121.82%
-	8.56	(24.25)%	8,050	2.64%	2.55%	(0.11)%	(0.02)%	91.46%
(0.10)	11.30	9.65%	13,990	2.69%	2.55%	(0.21)%	(0.07)%	111.29%

-	11.65	(0.85)%	4,089	2.12%	1.81%	(0.27)%	0.04%	192.93%
(0.01)	11.75	7.03%	5,043	2.19%	1.81%	(0.06)%	0.32%	137.83%
(0.05)	10.99	20.61%	6,309	2.01%	1.80%	0.85%	1.06%	121.82%
(0.04)	9.16	(23.65)%	2,640	2.03%	1.80%	0.56%	0.79%	91.46%
(0.17)	12.04	10.38%	5,358	2.16%	1.80%	0.33%	0.68%	111.29%

FINANCIAL HIGHLIGHTS	43

ICON FUNDS PRIVACY INFORMATION

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  income and transaction history

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

44	FUNDS PRIVACY INFORMATION

Who we are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What we do
How does ICON protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does ICON collect my personal information?

We collect your personal information, for example, when you

■  open an account or enter into an investment advisory contract

■  provide account information or give us your contact information

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes — information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■  Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ ICON doesn’t jointly market

FUNDS PRIVACY INFORMATION	45

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds’ Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. The Funds’ Annual and Semiannual Reports contain the Funds’ financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. You can request copies of the SAI, Annual and Semiannual Reports or obtain other information in the following ways:

By Telephone:	Call 1-800-764-0442
By Mail:	ICON Funds; P.O. Box 55452 Boston, MA 02205-8165
In Person:	ICON Funds; 5299 DTC Blvd, Suite 1200 Greenwood Village, CO 80111
By E-mail:	info@iconadvisers.com
On the Internet:	ICON Funds website: www.iconfunds.com
EDGAR database on the SEC site: www.sec.gov
By E-mail or in Person from the Securities and Exchange Commission (you will pay a copying fee):
E-mail the Securities and Exchange Commission at publicinfo@sec.gov
Visit or Write:	SEC’s Public Reference Section; Washington, D.C. 20549-0102
Call 1-202-551-8090 for information about the operation of the Public Reference Room

1-800-764-0442    •    WWW.ICONFUNDS.COM

ICON Funds’ SEC File No. 811-7883

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

FOR THE ICON SECTOR AND INTERNATIONAL FUNDS

Supplement Effective September 25, 2015 to

the Statement of Additional Information (the “SAI”) dated January 22, 2015

This supplement relates to the SAI of the following investment portfolios of the ICON Funds:

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Materials Fund

ICON Utilities Fund

ICON Emerging Markets Fund

ICON International Equity Fund

1.	Effective September 25, 2015, Class C shares of the ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund and ICON Utilities Fund (collectively, the “Funds”) were merged into the Funds’ Class A shares. Accordingly, please disregard references to the Funds’ Class C shares in this SAI to the extent the references involve each of these Funds. This includes Class C references on the following pages:

p. 1

p. 52

p. 56

p. 59

2.	Effective September 25, 2015, Mick Kuehn is no longer employed by ICON Advisers and is no longer a Portfolio Manager. Accordingly, please disregard references to Mick Kuehn’s management of the ICON Funds on the following pages:

p. 44

p. 46